UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-07064

Exact name of registrant as specified in charter:	Target Portfolio Trust

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	William V. Healey
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-802-2991

Date of fiscal year end:	12/31/2005

Date of reporting period:	3/31/2005

Item 1.	Schedule of Investments [INSERT REPORT]

Small Capitalization Growth Portfolio

Schedule of Investments

As of March 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE
LONG-TERM INVESTMENTS 96.5%
COMMON STOCKS
Aerospace & Defense 1.9%
23,300	DRS Technologies, Inc.(a)	$990,250
16,250	Engineered Support Systems, Inc.	869,700
31,810	Mercury Computer Systems, Inc.(a)	877,320

		2,737,270

Air Freight & Logistics 1.5%
27,510	Forward Air Corp.	1,171,376
59,227	Vitran Corp. (Canada)(a)	879,521

		2,050,897

Auto Components 0.6%
26,643	Gentex Corp.	849,912

Automobiles 1.3%
107,690	IMPCO Technologies, Inc.(a)	578,834
26,630	Monaco Coach Corp.	430,075
27,171	Winnebago Industries, Inc.	858,603

		1,867,512

Banking & Finance 0.6%
25,200	PrivateBancorp, Inc.	791,532

Biotechnology 2.0%
63,474	Connetics Corp.(a)	1,605,257
9,197	IDEXX Laboratories, Inc.(a)	498,110
57,277	Nabi Biopharmaceuticals(a)	714,817

		2,818,184

Business Services 1.0%
86,774	Digital Insight Corp.(a)	1,423,094
2,400	Online Resources Corp.(a)	20,664

		1,443,758

Capital Markets 1.0%
23,438	Jefferies Group, Inc.	883,144
15,364	Piper Jaffray Companies, Inc.(a)	562,169

		1,445,313

Commercial Banks 1.3%
10,280	Nara Bancorp, Inc.	144,434
69,391	Southwest Bancorporation of Texas, Inc.	1,273,325
9,454	Wintrust Financial Corp.	445,189

		1,862,948

SHARES	DESCRIPTION	VALUE
Commercial Services & Supplies 7.1%
45,511	Education Management Corp.(a)	1,272,032
17,090	FirstService Corp. (Canada)(a)	345,047
95,443	FTI Consulting, Inc.(a)	1,969,943
90,200	Kforce, Inc.(a)	991,298
21,400	Laureate Education, Inc.(a)	915,706
53,520	Mcgrath Rentcorp	1,251,298
24,690	Navigant Consulting, Inc.(a)	672,309
23,600	Rollins, Inc.	438,960
21,830	Steiner Leisure, Ltd.(a)	713,623
32,391	Stericycle, Inc.(a)	1,431,681

		10,001,897

Communications Equipment 2.2%
64,598	Andrew Corp.(a)	756,443
67,609	Avocent Corp.(a)	1,734,847
58,470	Symmetricom, Inc.(a)	648,432

		3,139,722

Computers & Peripherals 1.3%
25,940	M-Systems Flash Disk Pioneers, Ltd. (Israel)(a)	571,718
37,840	Optimal Robotics Corp. (Canada)(a)	687,931
110,220	Synplicity, Inc.(a)	618,334

		1,877,983

Construction & Engineering 2.3%
36,221	Jacobs Engineering Group, Inc.(a)	1,880,594
18,760	NCI Buildings Systems, Inc.(a)	724,136
14,000	Trex Co., Inc.(a)	621,740

		3,226,470

Consumer Finance 0.4%
27,320	Cash America International, Inc.	599,128

Diversified Financial Services 2.4%
25,683	Affiliated Managers Group, Inc.(a)	1,593,116
27,915	Financial Federal Corp.	987,354
17,352	Gabelli Asset Management, Inc. (Class A shares)	774,767

		3,355,237

Diversified Telecommunication Services 0.7%
33,680	SafeNet, Inc.(a)	987,161

Drugs & Healthcare 0.3%
39,892	Enzon Pharmaceuticals, Inc.(a)	406,499

Electrical Equipment 0.5%
75,200	Artesyn Technologies, Inc.(a)	654,992

Electronic Equipment & Instruments 5.5%
27,390	BEI Technologies, Inc.	656,538
50,041	Benchmark Electronics, Inc.(a)	1,592,806
9,750	Faro Technologies, Inc.(a)	229,515
21,409	Global Imaging Systems, Inc.(a)	759,163
34,636	Littelfuse, Inc.(a)	992,321
57,506	Photon Dynamics, Inc.(a)	1,096,064
58,540	Radisys Corp.(a)	828,926
25,237	Rogers Corp.(a)	1,009,480
40,140	X-Rite, Inc.	603,706

		7,768,519

SHARES	DESCRIPTION	VALUE
Energy Equipment & Services 4.5%
31,287	Cal Dive International, Inc.(a)	1,417,300
16,581	Cooper Cameron Corp.(a)	948,599
102,900	Grey Wolf, Inc.(a)	677,082
27,640	Headwaters, Inc.(a)	907,145
15,932	Hydril Co.(a)	930,588
20,080	Maverick Tube Corp.(a)	652,801
33,230	Patterson-UTI Energy, Inc.	831,415

		6,364,930

Food & Staples Retailing 1.2%
31,629	Performance Food Group Co.(a)	875,491
146,850	SunOpta, Inc. (Canada)(a)	748,935

		1,624,426

Healthcare Equipment & Supplies 6.5%
24,750	Advanced Neuromodulation Systems, Inc.(a)	663,548
32,838	American Medical Systems Holdings, Inc.(a)	564,157
20,368	Edwards Lifesciences Corp.(a)	880,305
134,810	Encore Medical Corp.(a)	725,278
18,601	Inamed Corp.(a)	1,299,837
24,320	Laserscope(a)	771,917
20,000	OraSure Technologies, Inc.(a)	147,200
144,950	Orthovita, Inc.(a)	492,830
27,910	PolyMedica Corp.	886,421
77,529	PSS World Medical, Inc.(a)	881,505
137,700	Spectranetics Corp. (The)(a)	716,040
13,470	Syneron Medical, Ltd. (Israel)(a)	429,154
19,705	Varian, Inc.(a)	746,622

		9,204,814

Healthcare Providers & Services 5.3%
21,070	Amedisys, Inc.(a)	637,368
33,085	America Service Group, Inc.(a)	732,171
41,588	AmSurg Corp. (Class A shares)(a)	1,052,176
15,430	Chemed Corp.	1,180,086
22,180	Kindred Healthcare, Inc.(a)	778,518
32,600	Lifeline Systems, Inc.(a)	988,432
18,527	LifePoint Hospitals, Inc.(a)	812,224
34,380	Priority Healthcare Corp. (Class B shares)(a)	743,639
25,530	Providence Service Corp. (The)(a)	593,695

		7,518,309

Homebuilders 0.3%
13,349	WCI Communities, Inc.(a)	401,538

Hotels, Restaurants & Leisure 3.1%
20,000	Century Casinos, Inc.(a)	181,400
95,060	Cosi, Inc.(a)	646,408
9,530	Kerzner International Ltd. (Bahamas)(a)	583,522
24,400	Mikohn Gaming Corp.(a)	306,464
56,154	RARE Hospitality International, Inc.(a)	1,734,036
35,498	Ruby Tuesday, Inc.	862,246

		4,314,076

SHARES	DESCRIPTION	VALUE
Insurance 2.5%
44,950	Affirmative Insurance Holdings, Inc.	663,013
22,756	Infinity Property & Casualty Corp.	711,353
29,430	LabOne, Inc.(a)	1,014,746
82,850	Tower Group, Inc.	1,105,218

		3,494,330

Internet Software & Services 4.5%
18,144	Agile Software Corp.(a)	132,088
23,425	Ask Jeeves, Inc.(a)	657,774
19,320	Equinix, Inc.(a)	818,009
1,300	Fastclick, Inc.(a)	15,600
19,340	InfoSpace, Inc.(a)	789,652
31,550	J2 Global Communications, Inc.(a)	1,082,481
88,620	Keynote Systems, Inc.(a)	1,051,919
142,292	ValueVision Media, Inc. (Class A shares)(a)	1,760,152

		6,307,675

IT Services 1.5%
50,970	Radvision, Ltd. (Israel)(a)	645,280
24,430	Radware, Ltd. (Israel)(a)	573,372
45,253	UNOVA, Inc.(a)	934,475

		2,153,127

Leisure Equipment & Products 0.8%
38,210	Image Entertainment, Inc.(a)	209,009
70,230	K2, Inc.(a)	965,662

		1,174,671

Media 3.6%
29,227	Cox Radio, Inc.(a)	491,306
109,430	Digitas, Inc.(a)	1,105,243
43,022	Emmis Communications Corp.(Class A shares)(a)	826,883
80,201	Entravision Communications Corp.(a)	711,383
8,331	Getty Images, Inc.(a)	592,417
131,892	Valueclick, Inc.(a)	1,399,374

		5,126,606

Multiline Retail 1.1%
31,972	99 Cents Only Stores, Inc.(a)	421,071
62,227	Fred’s, Inc.	1,068,438

		1,489,509

Office Equipment & Supplies 1.1%
65,360	Scientific Games Corp.(a)	1,493,476

Oil & Gas 2.9%
24,128	Forest Oil Corp.(a)	977,184
34,670	Oil States International, Inc.(a)	712,469
41,990	Superior Energy Services, Inc.(a)	722,228
15,460	Unit Corp.(a)	698,328
28,293	Western Gas Resoures, Inc.	974,694

		4,084,903

SHARES	DESCRIPTION	VALUE
Patent Owners & Lessors 0.3%
118,240	SRS Labs, Inc.(a)	471,778

Pharmaceuticals 3.3%
26,670	Alexion Pharmaceuticals, Inc.(a)	577,806
35,040	Atherogenics, Inc.(a)	458,674
9,252	Eyetech Pharmaceuticals, Inc.(a)	254,430
50,122	HealthExtras, Inc.(a)	834,530
52,790	QLT, Inc. (Canada)(a)	678,879
33,490	Rigel Pharmaceuticals, Inc.(a)	537,180
49,910	Salix Pharmaceuticals, Ltd.(a)	823,016
41,080	Vaxgen, Inc.(a)	519,662

		4,684,177

Road & Rail 0.4%
18,240	Old Dominion Freight Line, Inc.(a)	568,176

Semiconductors & Semiconductor Equipment 3.3%
34,784	Intersil Corp. (Class A shares)	602,459
40,590	Microsemi Corp.(a)	661,211
86,980	O2Micro International, Ltd. (Cayman Islands)(a)	895,024
33,568	Semtech Corp.(a)	599,860
18,177	Silicon Laboratories, Inc.(a)	540,039
62,930	SiRF Technology Holdings, Inc.(a)	702,299
39,780	Ultratech, Inc.(a)	580,788

		4,581,680

Software 9.6%
44,293	Altiris, Inc.(a)	1,056,388
26,413	Catapult Communications Corp.(a)	563,918
57,210	Epicor Software Corp.(a)	749,451
14,687	Factset Research Systems, Inc.	484,818
50,257	Fair Isaac Corp.	1,730,850
59,062	Filenet Corp.(a)	1,345,432
26,370	Hyperion Solutions Corp.(a)	1,163,181
52,320	Infocrossing, Inc.(a)	828,749
119,124	Informatica Corp.(a)	985,155
49,523	Jack Henry & Associates, Inc.	890,919
17,257	Kronos, Inc.(a)	882,005
17,690	Macrovision Corp.(a)	403,155
44,320	Merge Technologies, Inc.(a)	777,816
44,714	Serena Software, Inc.(a)	1,062,405
36,700	Sonic Solutions, Inc.(a)	552,335

		13,476,577

Specialty Retail 5.4%
28,835	Aaron Rents, Inc. (Class B shares)	576,700
35,300	Beacon Roofing Supply, Inc.(a)	772,541
47,740	Charlotte Russe Holding, Inc.(a)	616,801
15,290	Guitar Center, Inc.(a)	838,351
36,495	Jos. A. Bank Clothiers, Inc.(a)	1,069,304
34,663	Linens ‘n Things, Inc.(a)	860,682
39,330	PETCO Animal Supplies, Inc.(a)	1,447,737
33,270	Tractor Supply Co.(a)	1,452,235

		7,634,351

SHARES	DESCRIPTION	VALUE
Textiles, Apparel & Luxury Goods 1.1%
77,645	Ashworth, Inc.(a)	884,376
23,993	Fossil, Inc.(a)	622,019

		1,506,395

Thrifts & Mortgage Finance 0.3%
26,350	Saxon Capital, Inc.	453,220

	Total long-term investments (cost $124,376,445)	136,013,678

SHORT-TERM INVESTMENT 4.0%
Money Market Mutual Fund
5,654,798	Dryden Core Investment Fund — Taxable Money Market Series (cost $5,654,798)	5,654,798

	Total Investments 100.5% (cost $130,031,243; (b))	141,668,476

	Liabilities in excess of other assets (0.5%)	(766,349)

	Net Assets 100%	$140,902,127

(a)	Non-income producing security.
(b)	The United States federal income tax basis of the Fund’s investments was $130,599,581; and net unrealized appreciation on investments for federal income tax purposes was $11,068,895 (gross unrealized appreciation $18,507,112; gross unrealized depreciation $7,438,217). The difference between book and tax basis is attributable to deferred losses on wash sales.

Target Small Cap Value Portfolio

Schedule of Investments

As of March 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE
LONG-TERM INVESTMENTS 98.0%
COMMON STOCKS
Aerospace/Defense 1.3%
21,400	Curtiss-Wright Corp.	$1,219,800
45,050	Moog, Inc. (Class A shares)(a)	2,036,260

		3,256,060

Airlines 0.5%
65,000	SkyWest, Inc.	1,208,350

Auto Related 2.3%
48,500	ArvinMeritor, Inc.	750,295
90,800	CSK Auto Corp.(a)	1,602,620
33,100	Snap-On, Inc.	1,052,249
37,800	United Auto Group, Inc.	1,051,974
36,600	Winnebago Industries, Inc.	1,156,560

		5,613,698

Banks 4.3%
31,100	BancorpSouth, Inc.	641,904
43,600	BankUnited Financial Corp. (Class A shares)	1,171,096
34,500	Commercial Federal Corp.	953,925
50,000	Fremont General Corp.	1,099,500
21,200	Hibernia Corp. (Class A shares)	678,612
25,900	Hudson United Bancorp	912,975
42,556	Old National Bancorp / IN	863,887
46,200	Oriental Financial Group (Puerto Rico)	1,082,004
30,100	Provident Bankshares Corp.	992,096
37,400	Susquehanna Bancshares, Inc.	911,812
44,440	Washington Federal, Inc.	1,035,896

		10,343,707

Beverages 0.9%
14,200	Molson Coors Brewing Co. (Class B shares)	1,095,814
52,200	PepsiAmericas, Inc.	1,182,852

		2,278,666

Building Products 0.5%
49,900	Lennox International, Inc.	1,093,808

Business Services 2.3%
80,600	Administaff, Inc.	1,176,760
142,000	Allied Waste Industries, Inc.(a)	1,038,020
26,000	Banta Corp.	1,112,800
31,000	John H. Harland Co.	1,065,160
44,600	Kelly Services, Inc. (Class A shares)	1,284,034

		5,676,774

SHARES	DESCRIPTION	VALUE
Chemicals 3.2%
29,000	Lubrizol Corp. (The)	1,178,560
65,000	Methanex Corp. (Canada)	1,262,950
61,000	RPM International, Inc.	1,115,080
30,700	Scotts Co. (The) (Class A shares)(a)	2,156,061
50,000	Sensient Technologies Corp.	1,078,000
19,200	Valspar Corp. (The)	893,568

		7,684,219

Commercial Services & Supplies 0.7%
42,900	School Specialty, Inc.(a)	1,679,964

Construction & Engineering 0.5%
26,600	Chicago Bridge & Iron Co. (Netherlands)	1,171,198

Containers & Packaging 0.4%
65,000	Rock-Tenn Co. (Class A shares)	864,500

Cosmetics & Toiletries 1.0%
53,400	Chattem, Inc.(a)	2,374,698

Diversified Financial Services 0.5%
35,400	GATX Corp.	1,174,926

Drugs & Healthcare 6.9%
32,800	Arrow International, Inc.	1,126,680
35,325	Barr Pharmaceuticals, Inc.(a)	1,724,920
59,700	Cooper Companies, Inc. (The)	4,352,130
70,400	Covance, Inc.(a)	3,351,744
85,800	Pharmaceutical Product Development, Inc.(a)	4,157,010
84,700	Serologicals Corp.(a)	2,070,068

		16,782,552

Electric Utilities 2.0%
52,000	Cleco Corp.	1,107,600
57,300	Duquesne Light Holdings, Inc.	1,026,816
68,850	PNM Resources, Inc.	1,836,918
41,400	Westar Energy, Inc.	895,896

		4,867,230

Electrical Equipment 0.4%
36,900	Acuity Brands, Inc.	996,300

Electronic Equipment & Instruments 0.9%
134,400	Checkpoint Systems, Inc.(a)	2,268,672

Electronics 2.3%
155,200	FLIR Systems, Inc.(a)	4,702,560
177,600	Sanmina-SCI Corp.(a)	927,072

		5,629,632

Financial Services 5.8%
154,700	AmeriCredit Corp.(a)	3,626,168
72,400	Eaton Vance Corp.	1,697,056
39,800	Global Payments, Inc.	2,566,702
74,600	Jefferies, Group, Inc.	2,810,928
61,050	Raymond James Financial, Inc.	1,849,815
7,600	Student Loan Corp. (The)	1,588,476

		14,139,145

SHARES	DESCRIPTION	VALUE
Food & Staples Retailing 0.9%
52,700	Casey’s General Stores, Inc.	947,019
48,700	Ruddick Corp.	1,127,405

		2,074,424

Food Products 1.4%
11,300	Chiquita Brands International, Inc.	302,614
46,200	Corn Products International, Inc.	1,200,738
32,400	Fresh Del Monte Produce, Inc. (Cayman Islands)	988,848
19,100	Lancaster Colony Corp.	812,705

		3,304,905

Gas & Pipeline Utilities 4.0%
38,400	Atmos Energy Corp.	1,036,800
57,400	Cascade Natural Gas Corp.	1,145,704
32,500	Northwest Natural Gas Co.	1,175,525
62,300	ONEOK, Inc.	1,920,086
25,000	Peoples Energy Corp.	1,048,000
1,600	Southwest Gas Corp.	38,656
25,100	UGI Corp.	1,140,042
39,400	Vectren Corp.	1,049,616
34,000	WGL Holdings, Inc.	1,052,640

		9,607,069

Healthcare Equipment & Supplies 0.4%
19,800	Invacare Corp.	883,674

Healthcare Providers & Services 2.3%
84,800	American Healthways, Inc.(a)	2,800,096
48,300	AMERIGROUP Corp.(a)	1,765,848
20,900	Sunrise Senior Living, Inc.(a)	1,015,740

		5,581,684

Home Builder 3.8%
101,200	Hovnanian Enterprises, Inc. (Class A shares)(a)	5,161,200
14,000	M.D.C. Holdings, Inc.	975,100
50,200	Meritage Homes Corp.(a)	2,957,784

		9,094,084

Hotels, Restaurants & Leisure 2.6%
35,000	Bob Evans Farms, Inc.	820,750
42,500	Brinker International, Inc.(a)	1,539,350
53,200	Intrawest Corp. (Canada)	1,017,716
35,500	Landry’s Restaurants, Inc.	1,026,660
52,950	Sonic Corp.(a)	1,768,530

		6,173,006

Household Durables 0.7%
20,000	M/I Homes Inc.	978,600
47,500	Maytag Corp.	663,575

		1,642,175

Industrial Conglomerates 0.5%
21,500	Teleflex, Inc.	1,100,370

SHARES	DESCRIPTION	VALUE
Insurance 5.9%
33,900	American Financial Group, Inc.	1,044,120
22,000	AmerUs Group Co.	1,039,500
39,500	Commerce Group, Inc. (The)	2,448,210
60,150	Delphi Financial Group, Inc. (Class A shares)	2,586,450
28,300	Hilb, Rogal & Hobbs Co.	1,013,140
25,000	LandAmerica Financial Group, Inc.	1,250,750
50,500	Philadelphia Consolidated Holding Corp.(a)	3,915,265
23,000	Protective Life Corp.	903,900

		14,201,335

Leisure Related 0.6%
41,700	CEC Entertainment, Inc.(a)	1,526,220

Machinery 4.6%
29,800	Albany International Corp. (Class A shares)	920,224
36,000	Barnes Group, Inc.	978,120
21,500	Bucyrus International, Inc. (Class A shares)	839,790
34,500	Crane Co.	993,255
19,900	Harsco Corp.	1,186,239
4,100	Joy Global, Inc.	143,746
33,000	Lincoln Electric Holdings, Inc.	992,640
36,500	Mueller Industries, Inc.	1,027,475
37,000	Regal-Beloit Corp.	1,065,230
22,000	Tecumseh Products Co. (Class A shares)	871,420
49,000	Valmont Industries, Inc.	1,093,680
26,000	York International Corp.	1,018,680

		11,130,499

Medical & Dental Supplies 0.5%
41,500	Owens & Minor, Inc.	1,126,725

Metals & Mining 2.7%
85,000	Agnico-Eagle Mines Ltd. (Canada)	1,236,750
30,600	Arch Coal, Inc.	1,316,106
88,500	Goldcorp, Inc. (Canada)	1,257,585
45,000	Massey Energy Co.	1,801,800
17,100	Quanex Corp.	911,772

		6,524,013

Multi-Utilities & Unregulated Power 0.5%
40,200	National Fuel Gas Co.	1,149,318

Multimedia 3.2%
44,900	Handleman Co.	851,304
50,200	Harman International Industries, Inc.	4,440,692
41,700	Scholastic Corp.(a)	1,538,313
108,600	Sinclair Broadcast Group, Inc. (Class A shares)	872,058

		7,702,367

Oil & Gas 1.2%
22,500	Frontier Oil Corp.	815,850
2,200	Holly Corp.	81,994
45,000	Range Resources Corp.	1,051,200
31,000	Western Gas Resoures, Inc.	1,067,950

		3,016,994

SHARES	DESCRIPTION	VALUE
Oil & Gas Exploration/Production 7.4%
107,500	Cabot Oil & Gas Corp.	5,928,625
132,800	Chesapeake Energy Corp.	2,913,632
18,000	Energen Corp.	1,198,800
20,000	Frontline Ltd. (Bermuda)	980,000
900	Ship Finance International Ltd. (Bermuda)	18,270
23,500	St. Mary Land & Exploration Co.	1,176,175
83,400	Swift Energy Co.(a)	2,371,896
25,000	Teekay Shipping Corp. (Bahamas)	1,123,750
27,900	Tidewater, Inc.	1,084,194
44,900	Vintage Petroleum, Inc.	1,412,554

		18,207,896

Paper & Forest Products 0.5%
24,000	Potlatch Corp.	1,129,680

Pharmaceuticals 2.0%
91,050	KV Pharmaceutical Co. (Class A shares)(a)	2,112,360
125,564	Nabi Biopharmaceuticals(a)	1,567,039
62,600	Perrigo Co.	1,198,790

		4,878,189

Real Estate Investment Trust 4.4%
52,500	Annaly Mortgage Management, Inc.	984,900
41,000	Entertainment Properties Trust	1,698,630
29,200	Equity One, Inc.	601,228
23,900	First Industrial Realty Trust, Inc.	904,137
23,400	Healthcare Realty Trust, Inc.	852,696
82,500	HRPT Properties Trust	982,575
46,800	Nationwide Health Properties, Inc.	945,828
41,000	New Plan Excel Realty Trust	1,029,510
21,400	Shurgard Storage Centers, Inc.	876,972
30,500	SL Green Realty Corp.	1,714,710

		10,591,186

Retail Apparel 1.0%
36,000	Brown Shoe Co., Inc.	1,233,720
39,000	Burlington Coat Factory Warehouse Corp.	1,119,300

		2,353,020

Road & Rail 0.9%
28,000	Arkansas Best Corp.	1,057,840
22,900	USF Corp.	1,105,154

		2,162,994

Specialty Retail 1.5%
42,400	Borders Group, Inc.	1,128,688
47,000	Claire’s Stores, Inc.	1,082,880
61,500	Stein Mart Inc.(a)	1,383,750

		3,595,318

Telecommunications 2.4%
315,500	American Tower Corp. (Class A shares)(a)	5,751,565

SHARES	DESCRIPTION	VALUE
Textiles & Apparel 1.7%
22,100	Kellwood Co.	636,259
97,600	Phillips-Van Heusen Corp.	2,600,064
53,000	Russell Corp.	958,240

		4,194,563

Thrifts & Mortgage Finance 1.2%
51,300	Accredited Home Lenders Holding Co.(a)	1,858,599
45,000	Astoria Financial Corp.	1,138,500

		2,997,099

Tobacco 0.8%
30,000	Loews Corp. - Carolina Group	993,000
20,000	Universal Corp.	915,400

		1,908,400

Trading Companies & Distributors 1.2%
69,000	Watsco, Inc.	2,904,900

Transportation 0.5%
39,100	Overnite Corp.	1,250,809

	Total long-term investments (cost $165,912,668)	236,868,580

SHORT-TERM INVESTMENT 2.2%
Money Market Mutual Fund
5,338,257	Dryden Core Investment Fund—Taxable Money Market Series) (cost $5,338,257)	5,338,257

	Total Investments 100.2% (cost $171,250,925; (b))	242,206,837

	Liabilities in excess of other assets (0.2%)	(553,818)

	Net Assets 100%	$241,653,019

(a)	Non-income producing security.
(b)	The United States federal income tax basis of the Fund’s investments was $171,371,781; and net unrealized appreciation on investments for federal income tax purposes was $70,835,056 (gross unrealized appreciation $74,196,089; gross unrealized depreciation $3,361,033). The difference between book and tax basis is attributable to deferred losses on wash sales.

Large Capitalization Growth Portfolio

Schedule of Investments

As of March 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE
LONG-TERM INVESTMENTS 99.1%
COMMON STOCKS
Air Freight & Couriers 2.8%
30,500	FedEx Corp.	$2,865,475
80,000	United Parcel Service, Inc., (Class B shares)	5,819,200

		8,684,675

Apparel 1.3%
47,500	Nike, Inc. (Class B shares)	3,957,225

Beverages 0.8%
49,000	Constellation Brands, Inc. (Class A shares)(a)	2,590,630

Biotechnology 1.3%
90,000	Affymetrix, Inc.(a)	3,855,600

Capital Markets 1.0%
300,000	Charles Schwab Corp. (The)	3,153,000

Chemicals 2.6%
48,500	E. I. Du Pont de Nemours & Co.	2,485,140
61,530	Huntsman Corp.(a)	1,434,880
46,500	Potash Corp. of Saskatchewan (Canada)	4,069,215

		7,989,235

Communications Equipment 3.2%
169,500	Comverse Technology, Inc.(a)	4,274,790
150,000	QUALCOMM, Inc.	5,497,500

		9,772,290

Computer Software & Services 2.5%
425,000	EMC Corp.(a)	5,236,000
103,000	Microsoft Corp.	2,489,510

		7,725,510

Computers & Business Equipment 2.6%
453,000	Cisco Systems, Inc.(a)	8,104,170

Computers & Peripherals 5.4%
144,000	Apple Computer, Inc.(a)	6,000,480
45,000	Avid Technology, Inc.(a)	2,435,400
165,000	Dell, Inc.(a)	6,339,300
62,000	Network Appliance, Inc.(a)	1,714,920

		16,490,100

Cosmetics & Toiletries 0.9%
58,500	Estee Lauder Cos., Inc. (Class A shares)	2,631,330

SHARES	DESCRIPTION	VALUE
Diversified Telecommunication Services 1.6%
219,500	Sprint Corp.	4,993,625

Drugs & Healthcare 7.1%
80,000	Amgen, Inc.(a)	4,656,800
107,000	Caremark Rx, Inc.(a)	4,256,460
155,000	Medtronic, Inc.	7,897,250
190,000	Pfizer, Inc.	4,991,300

		21,801,810

Electric Utilities 1.4%
54,000	TXU Corp.	4,300,020

Electrical Equipment 1.4%
75,000	Rockwell Automation, Inc.	4,248,000

Electronic Components 2.0%
375,000	Applied Materials, Inc.	6,093,750

Electronic Equipment & Instruments 0.9%
200,000	Symbol Technologies, Inc.	2,898,000

Energy Equipment & Services 0.5%
43,201	ENSCO International, Inc.	1,626,950

Financial Services 9.2%
52,000	Capital One Financial Corp.	3,888,040
12,000	Chicago Mercantile Exchange Holdings, Inc.	2,328,360
83,000	CIT Group, Inc.	3,154,000
127,000	Citigroup, Inc.	5,707,380
61,500	Goldman Sachs Group, Inc. (The)	6,764,384
263,000	MBNA Corp.	6,456,650

		28,298,814

Food & Staples Retailing 1.4%
83,000	CVS Corp.	4,367,460

Healthcare Equipment & Supplies 2.0%
20,500	Alcon, Inc. (Switzerland)	1,830,445
63,000	C. R. Bard, Inc.	4,289,040

		6,119,485

Healthcare Providers & Services 1.4%
50,000	CIGNA Corp.	4,465,000

Hotels, Restaurants & Leisure 4.2%
206,500	McDonald’s Corp.	6,430,410
49,500	Starwood Hotels & Resorts Worldwide, Inc.	2,971,485
53,000	Station Casinos, Inc.	3,580,150

		12,982,045

Household Durables 0.8%
28,000	Harman International Industries, Inc.	2,476,880

Household Products 2.0%
57,500	Clorox Co. (The)	3,621,925
49,000	Colgate-Palmolive Co.	2,556,330

		6,178,255

SHARES	DESCRIPTION	VALUE
Industrial Conglomerates 0.8%
33,500	Textron, Inc.	2,499,770

Internet 3.3%
17,010	Google Inc. (Class A shares)(a)	3,070,475
321,800	Juniper Networks, Inc.(a)	7,098,908

		10,169,383

Internet & Catalog Retail 2.6%
214,000	eBay, Inc.(a)	7,973,640

IT Services 2.7%
180,000	Cognizant Technology Solutions Corp. (Class A shares)(a)	8,316,000

Machinery 2.9%
55,400	Caterpillar, Inc.	5,065,776
50,500	Ingersoll-Rand Co. (Bermuda)	4,022,325

		9,088,101

Media 1.0%
96,500	XM Satellite Radio Holdings, Inc. (Class A shares)(a)	3,039,750

Oil & Gas 1.6%
47,000	ConocoPhillips	5,068,480

Oil Field/Equipment & Services 2.7%
66,000	Apache Corp.	4,041,180
90,500	Devon Energy Corp.	4,321,375

		8,362,555

Personal Products 0.5%
32,500	Alberto-Culver Co. (Class B shares)	1,555,450

Pharmaceuticals 1.9%
51,000	Johnson & Johnson	3,425,160
137,500	Schering-Plough Corp.	2,495,625

		5,920,785

Retail Trade 3.2%
83,500	Nordstrom, Inc.	4,624,230
164,000	Staples, Inc.	5,154,520

		9,778,750

Semiconductors & Semiconductor Equipment 7.5%
60,500	Broadcom Corp. (Class A shares)(a)	1,810,160
216,000	Linear Technology Corp.	8,274,960
78,500	Marvell Technology Group Ltd. (Bermuda)(a)	3,009,690
197,000	Maxim Integrated Products, Inc.	8,051,390
74,000	Texas Instruments, Inc.	1,886,260

		23,032,460

Software 5.5%
46,000	Adobe Systems, Inc.	3,089,820
126,500	Electronic Arts, Inc.(a)	6,550,170
135,000	Oracle Corp.(a)	1,684,800
260,000	Symantec Corp.(a)	5,545,800

		16,870,590

SHARES	DESCRIPTION	VALUE
Telecommunications 2.6%
276,500	Motorola, Inc.	4,139,205
247,500	Nokia Oyj Corp. ADR (Finland)	3,818,925

		7,958,130

	Total long-term investments (cost $252,561,241)	305,437,703

SHORT-TERM INVESTMENT 0.5%
Money Market Mutual Fund
1,639,698	Dryden Core Investment Fund-Taxable Money Market Series (cost $1,639,698)	1,639,698

	Total Investments 99.6% (cost $254,200,939; (b))	307,077,401

	Other assets in excess of liabilities 0.4%	1,042,830

	Net Assets 100%	$308,120,231

ADR – American Depositary Receipt.

(a)	Non-income producing security.
(b)	The United States federal income tax basis of the Fund’s investments was $255,730,892; and net unrealized appreciation on investments for federal income tax purposes was $51,346,509 (gross unrealized appreciation $74,515,816; gross unrealized depreciation $23,169,307). The difference between book and tax basis is attributable to deferred losses on wash sales.

Large Capitalization Value Portfolio

Schedule of Investments

As of March 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE
LONG-TERM INVESTMENTS 98.9%
COMMON STOCKS
Aerospace/Defense 3.8%
102,200	Lockheed Martin Corp.	$6,240,332
29,500	Northrop Grumman Corp.	1,592,410
117,500	Raytheon Co.	4,547,250
15,200	United Technologies Corp.	1,545,232

		13,925,224

Air Freight & Couriers 0.1%
5,300	United Parcel Service, Inc. (Class B shares)	385,522

Automobiles 0.1%
14,300	Ford Motor Co.	162,019
9,400	General Motors Corp.	276,266

		438,285

Automotive Components 1.2%
232,262	Delphi Corp.	1,040,534
13,400	Johnson Controls, Inc.	747,184
62,000	Lear Corp.	2,750,320

		4,538,038

Beverages 0.6%
45,000	Coca-Cola Co.	1,875,150
8,300	PepsiCo, Inc.	440,149

		2,315,299

Capital Markets 0.1%
15,000	Bank of New York Co., Inc. (The)	435,750
2,700	E*Trade Financial Corp.(a)	32,400
600	Merrill Lynch & Co., Inc.	33,960

		502,110

Chemicals 1.7%
31,700	Air Products & Chemicals, Inc.	2,006,293
7,100	Dow Chemical Co.	353,935
35,000	Nalco Holdings Co.(a)	659,050
3,400	PPG Industries, Inc.	243,168
41,700	Praxair, Inc.	1,995,762
23,000	Rohm & Haas Co.	1,104,000

		6,362,208

Commercial Banks 6.1%
121,300	Bank of America Corp.	5,349,330
9,500	BB&T Corp.	371,260
7,000	FirstMerit Corp.	187,320
90,100	KeyCorp	2,923,745

SHARES	DESCRIPTION	VALUE
6,400	Marshall & Ilsley Corp.	267,200
10,900	Mellon Financial Corp.	311,086
68,100	North Fork Bancorporation, Inc.	1,889,094
3,000	PNC Financial Services Group	154,440
38,900	State Street Corp.	1,700,708
101,800	U.S. Bancorp	2,933,876
40,700	UnionBanCal Corp.	2,492,875
10,500	Wachovia Corp.	534,555
40,500	Wells Fargo & Co.	2,421,900
8,100	Zions Bancorp	559,062

		22,096,451

Commercial Services & Supplies 2.3%
194,500	Cendant Corp.	3,995,030
9,725	PHH Corp.(a)	212,686
143,900	Waste Management, Inc.	4,151,515

		8,359,231

Communications Equipment 0.1%
9,500	Cisco Systems, Inc.(a)	169,955
8,600	QUALCOMM, Inc.	315,190

		485,145

Computers & Peripherals 1.0%
70,500	EMC Corp.(a)	868,560
62,500	Hewlett-Packard Co.	1,371,250
12,900	International Business Machines Corp.	1,178,802
2,300	Lexmark International, Inc.(a)	183,931
1,800	NCR Corp.(a)	60,732

		3,663,275

Consumer Products 0.3%
19,600	Procter & Gamble Co.	1,038,800

Cosmetics & Toiletries 0.1%
3,700	Gillette Co.	186,776

Diversified Financial Services 7.2%
43,400	Ameritrade Holding Corp.(a)	443,114
70,600	Charles Schwab Corp. (The)	742,006
120,900	CIT Group, Inc.	4,594,200
164,800	Citigroup, Inc.	7,406,111
33,800	Countrywide Credit Industries, Inc.	1,097,148
16,900	Goldman Sachs Group, Inc.	1,858,831
7,400	MBIA, Inc.	386,872
46,900	MBNA Corp.	1,151,395
54,100	Morgan Stanley	3,097,225
147,400	Principal Financial Group, Inc. (The)	5,673,426

		26,450,328

Diversified Telecommunication Services 0.2%
25,600	Sprint Corp.	582,400

Electric Utilities 6.9%
76,700	Alliant Energy Corp.	2,054,026
23,900	Consolidated Edison, Inc.	1,008,102
17,800	Constellation Energy Group, Inc.	920,260

SHARES	DESCRIPTION	VALUE
22,900	Edison International	795,088
47,200	Entergy Corp.	3,335,152
127,596	FirstEnergy Corp.	5,352,652
215,600	FPL Group, Inc.	8,656,339
14,000	PG&E Corp.	477,400
16,700	Pinnacle West Capital Corp.	709,917
19,300	PPL Corp.	1,042,007
10,400	Wisconsin Energy Corp.	369,200
37,800	Xcel Energy, Inc.	649,404

		25,369,547

Exchange Traded Funds
2,760	iShares Russell 1000 Value Index Fund	181,636

Food & Staples Retailing 1.4%
232,800	Albertson’s, Inc.	4,807,320
4,200	Costco Wholesale Corp.	185,556

		4,992,876

Food Products 2.5%
1,900	H.J. Heinz Co.	69,996
78,000	Kraft Foods, Inc. (Class A shares)	2,577,900
88,400	Sara Lee Corp.	1,958,944
8,300	Sysco Corp.	297,140
106,900	Unilever Plc - ADR	4,276,000

		9,179,980

Gas & Pipeline Utilities 0.3%
17,700	Northeast Utilities	341,079
9,300	Valero Energy Corp.	681,411

		1,022,490

Healthcare Equipment & Supplies 0.6%
3,500	Biomet, Inc.	127,050
20,800	Boston Scientific Corp.(a)	609,232
5,400	Eli Lilly & Co.	281,340
9,000	Gilead Sciences, Inc.(a)	322,200
5,700	Guidant Corp.	421,230
5,400	Sepracor, Inc.(a)	310,014
1,300	Watson Pharmaceuticals, Inc.(a)	39,949
1,100	Wyeth	46,398

		2,157,413

Healthcare Providers & Services 3.7%
57,400	Aetna, Inc.	4,302,130
56,700	HCA, Inc.	3,037,419
5,800	McKesson Corp.	218,950
411,600	Tenet Healthcare Corp.(a)	4,745,748
10,800	WellPoint, Inc.(a)	1,353,780

		13,658,027

Homebuilding 0.1%
10,933	D.R. Horton, Inc.	319,681
2,200	Pulte Homes, Inc.	161,986

		481,667

SHARES	DESCRIPTION	VALUE
Hotels, Restaurants & Leisure 3.3%
227,000	Caesars Entertainment, Inc.(a)	4,492,330
6,200	Carnival Corp.	321,222
22,400	Hilton Hotels Corp.	500,640
16,100	International Game Technology	429,226
5,600	Marriott International, Inc.	374,416
59,700	McDonald’s Corp.	1,859,058
5,600	Starwood Hotels & Resorts Worldwide, Inc.	336,168
2,500	Wendy’s International, Inc.	97,600
69,000	Yum! Brands, Inc.	3,574,890

		11,985,550

Household Durables 2.7%
1,500	Centex Corp.	85,905
1,200	Fortune Brands, Inc.	96,756
160,500	Lennar Corp. (Class A shares)	9,097,140
9,180	Lennar Corp. (Class B shares)	483,878

		9,763,679

Industrial Conglomerates 4.1%
2,000	3M Co.	171,380
267,100	General Electric Co.	9,631,626
3,800	ITT Industries, Inc.	342,912
137,300	Tyco International Ltd. (Bermuda)	4,640,740

		14,786,658

Industrial Machinery 0.6%
300	Caterpillar, Inc.	27,432
9,000	Deere & Co.	604,170
23,300	Eaton Corp.	1,523,820

		2,155,422

Insurance 10.1%
32,700	AFLAC, Inc.	1,218,402
74,800	Allmerica Financial Corp.(a)	2,689,060
68,600	Allstate Corp. (The)	3,708,516
12,900	Ambac Financial Group, Inc.	964,275
6,500	American International Group, Inc.	360,165
200	Assurant, Inc.	6,740
800	Chubb Corp. (The)	63,416
33,500	Genworth Financial, Inc.	921,920
23,300	Hartford Financial Services Group, Inc. (The)	1,597,448
258,870	MetLife, Inc.	10,121,816
4,500	Progressive Corp. (The)	412,920
7,200	Protective Life Corp.	282,960
179,400	St. Paul Travelers Cos., Inc. (The)	6,589,362
11,800	Torchmark Corp.	615,960
422,100	UnumProvident Corp.	7,184,142
3,000	W.R. Berkley Corp.	148,800

		36,885,902

IT Services 3.0%
5,500	Affiliated Computer Services, Inc. (Class A shares)(a)	292,820
3,000	Computer Sciences Corp.(a)	137,550
492,300	Electronic Data Systems Corp.	10,175,841
74,200	Sun Microsystems, Inc.(a)	299,768

		10,905,979

SHARES	DESCRIPTION	VALUE
Leisure Equipment & Products 1.2%
115,400	Eastman Kodak Co.	3,756,270
34,700	Mattel, Inc.	740,845

		4,497,115

Machinery 0.7%
57,800	SPX Corp.	2,501,584

Media 2.3%
4,600	Comcast Corp. (Class A shares)(a)	153,640
10,400	DirectTV Group Inc. (The)(a)	149,968
9,200	E.W. Scripps Co. (Class A shares)	448,500
5,600	EchoStar Communications Corp. (Class A shares)(a)	163,800
27,000	Gannett Co., Inc.	2,135,160
1,300	Knight-Ridder, Inc.	87,425
19,900	Liberty Media Corp. (Class A shares)(a)	206,363
10,616	News Corp. (Class A shares)	179,623
127,500	Time Warner Cos., Inc.(a)	2,237,625
73,900	Viacom, Inc. (Class B shares)	2,573,937

		8,336,041

Metals & Mining 1.2%
131,776	Alcoa, Inc.	4,004,673
9,700	United States Steel Corp.	493,245

		4,497,918

Multi-Utilities & Unregulated Power 0.8%
10,500	CMS Energy Corp.(a)	136,920
28,500	Dominion Resources, Inc.	2,121,255
12,900	SCANA Corp.	493,038

		2,751,213

Multiline Retail 2.2%
3,300	Abercrombie & Fitch Co. (Class A shares)	188,892
14,100	Federated Department Stores, Inc.	897,324
8,600	Home Depot, Inc. (The)	328,864
5,700	Kohl’s Corp.(a)	294,291
3,300	Nordstrom, Inc.	182,754
45,324	Sears Holding Corp.(a)	6,035,797

		7,927,922

Networking Equipment 0.1%
10,200	Juniper Networks, Inc.(a)	225,012

Oil & Gas 5.8%
7,500	Anadarko Petroleum Corp.	570,750
500	Apache Corp.	30,615
11,700	Baker Hughes, Inc.	520,533
55,300	ChevronTexaco Corp.	3,224,543
186,500	Exxon Mobil Corp.	11,115,400
5,700	Occidental Petroleum Corp.	405,669
36,128	Sunoco, Inc.	3,739,971
24,600	Unocal Corp.	1,517,574

		21,125,055

SHARES	DESCRIPTION	VALUE
Oil Field/Equipment & Services 1.2%
29,600	ConocoPhillips	3,192,064
20,800	Devon Energy Corp.	993,200
7,400	Dynegy, Inc.(a)	28,934

		4,214,198

Paper & Forest Products 1.1%
4,000	Bowater, Inc.	150,680
9,900	Georgia-Pacific Group	351,351
13,700	International Paper Co.	504,023
8,600	Smurfit-Stone Container Corp.(a)	133,042
1,200	Temple-Inland, Inc.	87,060
40,420	Weyerhaeuser Co.	2,768,770

		3,994,926

Pharmaceuticals 0.2%
9,300	Bristol-Myers Squibb Co.	236,778
9,100	Forest Laboratories, Inc.(a)	336,245
7,700	OSI Pharmaceuticals, Inc.(a)	318,318

		891,341

Railroads & Equipment 0.5%
3,600	CSX Corp.	149,940
3,700	FedEx Corp.	347,615
32,600	Norfolk Southern Corp.	1,207,830

		1,705,385

Real Estate Investment Trust 3.2%
93,800	Apartment Investment & Management Co.	3,489,360
5,500	Camden Property Trust	258,665
5,600	CarrAmerica Realty Corp.	176,680
2,200	CenterPoint Properties Trust	90,200
11,000	Duke Realty Corp.	328,350
16,900	Equity Office Properties Trust	509,197
5,700	General Growth Properties, Inc.	194,370
8,200	Kimco Realty Corp.	441,980
3,700	Liberty Property Trust	144,485
10,400	Mack-Cali Realty Corp.	440,440
67,400	New Century Financial Corp.	3,155,668
54,285	Plum Creek Timber Co., Inc.	1,937,975
16,800	ProLogis Trust	623,280

		11,790,650

Road & Rail 0.6%
34,000	Union Pacific Corp.	2,369,800

Semiconductors & Semiconductor Equipment
500	Altera Corp.(a)	9,890
3,900	Analog Devices, Inc.	140,946

		150,836

Software 3.6%
168,500	BMC Software, Inc.(a)	2,527,500
310,900	Computer Associates International, Inc.	8,425,390
60,700	Microsoft Corp.	1,467,119
52,700	Oracle Corp.(a)	657,696

		13,077,705

SHARES	DESCRIPTION	VALUE
Specialty Retail 0.3%
4,100	Limited Brands, Inc.	99,630
10,200	Lowe’s Cos., Inc.	582,318
1,900	Ross Stores, Inc.	55,366
9,900	Staples, Inc.	311,157

		1,048,471

Telecommunications Services 2.1%
45,900	Corning, Inc.(a)	510,867
12,700	MCI, Inc.	316,484
127,800	SBC Communications, Inc.	3,027,582
102,500	Verizon Communications, Inc.	3,638,750

		7,493,683

Textiles, Apparel & Luxury Goods 1.0%
71,400	Jones Apparel Group, Inc.	2,391,186
13,500	Nike, Inc. (Class B shares)	1,124,685

		3,515,871

Thrifts & Mortgage Finance 2.7%
7,600	Astoria Financial Corp.	192,280
5,300	Doral Financial Corp.	116,017
88,500	Freddie Mac	5,593,200
97,800	Washington Mutual, Inc.	3,863,100

		9,764,597

Tobacco 3.8%
213,100	Altria Group, Inc.	13,934,609

Toys & Amusement
5,500	Hasbro, Inc.	112,475

Trading Companies & Distributors
1,100	W.W. Grainger, Inc.	68,497

Wireless Telecommunication Services 0.1%
14,100	Nextel Communications, Inc. (Class A shares)(a)	400,722

	Total long-term investments (cost $286,768,503)	361,251,544

SHORT-TERM INVESTMENT 0.3%
Money Market Mutual Fund
1,096,469	Dryden Core Investment Fund-Taxable Money Market Series (cost $1,096,469)	1,096,469

	Total Investments 99.2% (cost $287,864,972, (b))	362,348,013

	Other assets in excess of liabilities 0.8%	2,805,527

	Net Assets 100%	$365,153,540

(a)	Non-income producing security.
(b)	The United States federal income tax basis of the Fund’s investments was $289,900,926; and net unrealized appreciation on investments for federal income tax purposes was $72,447,087 (gross unrealized appreciation $80,773,372; gross unrealized depreciation $8,326,285). The difference between book and tax basis is attributable to deferred losses on wash sales.

Target International Equity Portfolio

Schedule of Investments

As of March 31, 2005 (Unaudited)

SHARES	DESCRIPTION	VALUE
LONG-TERM INVESTMENTS 99.3%
COMMON STOCKS 98.2%
Finland 4.5%
460,500	Nokia OYJ	$7,139,442
185,100	Stora Enso Oyj (Class R shares)	2,598,594

		9,738,036

France 14.1%
63,600	Carrefour SA	3,375,269
140,827	Credit Agricole SA	3,828,140
30,800	Lagardere SCA	2,331,670
73,875	Sanofi-Aventis	6,229,429
29,600	Schneider Electric SA	2,319,485
35,185	Total SA	8,232,623
147,500	Vivendi Universal SA	4,518,135

		30,834,751

Germany 11.5%
52,200	Comerzbank AG	1,132,061
283,400	Deutsche Telekom AG(a)	5,661,167
43,900	E.ON AG	3,761,573
64,100	Schering AG	4,262,642
74,200	Siemens AG	5,854,781
93,300	Volkswagen AG	4,441,071

		25,113,295

Ireland 2.1%
133,400	Bank of Ireland	2,102,085
92,551	CRH PLC	2,425,899

		4,527,984

Italy 2.0%
168,900	ENI-Entre Nazionale Idrocarburi SpA	4,385,449

Japan 22.2%
19,530	Acom Co., Ltd.	1,320,456
27,900	Aiful Corp.	2,216,805
361	East Japan Railway Co.	1,939,159
53,800	Fanuc, Ltd.	3,366,577
653,000	Fujitsu, Ltd.	3,921,776
20,200	Hoya, Corp.	2,222,885
203,000	Mitsubishi Estate Co., Ltd.	2,358,836
68,500	Murata Manufacturing Co. Ltd.	3,673,179
22,100	NEC Electronics Corp.	1,030,495
246,200	Nomura Holdings, Inc.	3,443,999
1,442	NTT DoCoMo, Inc.	2,420,591
81,200	Shin-Etsu Chemical Co., Ltd.	3,074,438
379,000	Shinsei Bank, Ltd.	2,156,020
59,400	Sony Corp.	2,365,364
312,000	Sumitomo Trust & Banking Co., Ltd.	2,033,834

SHARES	DESCRIPTION	VALUE
78,700	Takeda Chemical Industries, Ltd.	3,750,415
815,000	Tokyo Gas Co., Ltd.	3,283,409
104,100	Toyota Motor Corp.	3,873,534

		48,451,772

Netherlands 6.9%
91,936	Heineken NV	3,185,577
116,119	Philips Electronics NV	3,198,642
145,000	Royal Dutch Petroleum Co.	8,668,836

		15,053,055

Norway 1.3%
172,900	Statoil ASA	2,946,857

Singapore 1.3%
331,850	Oversea-Chinese Banking Corp., Ltd.	2,774,212

Switzerland 7.7%
71,700	Compagnie Financiere Richemont AG	2,251,022
133,900	Credit Suisse Group	5,748,727
17,600	Nestle SA	4,815,518
56,600	Swiss Reinsurance(a)	4,053,167

		16,868,434

United Kingdom 24.6%
469,100	Barclays PLC	4,795,871
314,800	BP PLC	3,262,993
328,212	Cadbury Schweppes PLC	3,290,369
39,430	Cobham Plc	1,040,945
401,799	Diageo PLC	5,664,381
254,100	GlaxoSmithKline PLC	5,824,656
393,648	HSBC Holdings PLC(a)	6,226,418
112,860	Imperial Tobacco Group PLC	2,962,423
196,640	Kesa Electricals PLC	1,123,163
530,600	Marks & Spencer Group PLC	3,469,351
279,950	Prudential PLC	2,676,922
830,900	Rentokil Initial PLC	2,543,716
189,200	Royal Bank of Scotland Group PLC	6,020,991
482,400	Unilever PLC	4,767,753

		53,669,952

	Total Common Stocks (cost $179,600,187)	214,363,797

Preferred Stock 1.1%
3,158	Porsche AG (cost $1,737,457)	2,296,564

	Total Long Term Investments (cost $181,337,734)	216,660,361

Principal Amount (000)	DESCRIPTION	VALUE
SHORT-TERM INVESTMENTS 0.7%
U.S. Government Obligations
$1,584	U.S. Treasury Bills 5/5/05(b) (cost $1,580,140)	1,580,056

	Total Investments 100.0% (cost $182,917,874; (c))	218,240,417

	Liabilities in excess of other assets	(52,442)

	Net Assets 100%	$218,187,975

(a)	Non-income producing security.
(b)	Yields range from 2.57% to 2.60% and represents yield-to-maturity based on various purchase dates.
(c)	The United States federal income tax basis of the Fund’s investments was $183,628,906; and net unrealized appreciation on investments for federal income tax purposes was $34,611,511 (gross unrealized appreciation $35,898,959; gross unrealized depreciation $1,287,448) The difference between book and tax basis is attributable to deferred losses on wash sales.

Target International Bond Portfolio

Schedule of Investments

As of March 31, 2005 (Unaudited)

PRINCIPAL AMOUNT (000)		DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS 100.6%
		Denmark 0.5%
		Danish Gov’t. Bonds,
DKK	1,100	6.00%, 11/15/11	$221,641

		Eurobonds 67.2%
		Arena BV, Series 2003-I, Class A2,
EUR	500	4.30%, 5/19/55(c)	679,220
		Argo Mortgage Ser. L, Series 1, CLass A,
	289	2.403%, 10/28/36(c)	376,680
		Atlantes Mortgage PLC, Series 1, Class A,
	244	2.414%, 1/17/36(c)	317,550
		Austrian Gov’t. Bonds,
	511	7.25%, 5/3/07	723,416
	560	4.00%, 7/15/09	755,859
		Bayerische Hypo-und Vereinsbank AG,
	400	4.75%, 9/19/07	543,597
		Belgian Gov’t. Bonds,
	1,100	4.25%, 9/28/14	1,496,156
		Chase CCMT, Series 1998-4, Class A,
	300	5.00%, 8/15/08	413,551
		Chester Asset Receivables,
	500	6.125%, 10/15/10	738,793
		Citibank Credit Card Issuance Trust, Series 2001-A4,
	650	5.375%, 4/11/11	933,032
		Credit Suisse Group Capital Guernsey V Ltd.,
	80	6.905%, 11/29/49(b)	121,387
		Deutsche Bundesrepublik,
	100	Series 00, 6.25%, 1/4/30	172,791
	100	Series 03, 4.75%, 7/4/34	143,516
	800	Series 94, 6.25%, 1/4/24	1,343,289
	300	Series 99, 4.00%, 7/4/09	404,938
		Deutsche Genossenschaft Hypothekebank,
	300	5.75%, 1/22/07	410,615
		Deutsche Telekom International Finance BV,
	70	7.50%, 1/24/33	125,140
		Dutch MBS BV, Series-X, Class A,
	500	2.438%, 10/2/79(c)	651,591
		Finnish Gov’t. Bonds,
	1,590	2.75%, 7/4/06	2,071,454
	1,450	5.375%, 7/4/13	2,132,900
	2,010	4.25%, 7/4/15	2,736,774
		French Gov’t. Bonds,
	1,280	5.75%, 10/25/32	2,100,822
		German Gov’t Bonds,
	100	6.50%, 7/4/27	175,302
	560	5.625%, 1/4/28	891,506
		Goldman Sachs Group, Inc. (The),
	80	5.125%, 4/24/13	112,059

PRINCIPAL AMOUNT (000)		DESCRIPTION	VALUE
		Hilton Group Finance PLC,
	60	6.50%, 7/17/09	87,006
		Inter-American Development Bank,
	900	5.50%, 3/30/10	1,295,860
		MBNA Credit Card Master Trust, Series 2002-A2, Class A,
	550	5.60%, 7/17/14	802,308
		Mizuho Finance Group Cayman Ltd.,
	100	4.75%, 4/15/14(b)	135,536
		Netherlands Gov’t. Bonds,
	600	3.75%, 7/15/09	802,373
	400	7.50%, 1/15/23	748,560
		Permanent Financing PLC,
	500	5.10%, 6/11/07	679,923
		Portuguese Obrigacoes do Tesouro OT,
	1,320	3.00%, 7/17/06	1,726,508
		RBS Capital Trust II, Class A,
	50	6.467%, 12/29/49(b)	75,015
		Royal Bank of Scotland PLC (The),
	40	6.125%, 2/5/13	59,951
		SLM Student Loan Trust (The),
	250	3.80%, 6/17/10	332,172
		Spanish Gov’t. Bonds,
	1,600	4.40%, 1/31/15	2,202,636
	100	4.20%, 1/31/37	130,976
		Zurich Finance (USA), Inc.,
	100	5.75%, 10/2/23(c)	141,191

			29,791,953

		Japan 15.0%
		Japanese Gov’t. Bonds,
JPY	246,000	0.60%, 9/20/08	2,317,009
	187,000	0.60%, 3/20/09	1,758,102
	9,000	1.50%, 12/20/11	87,683
	14,000	1.50%, 3/20/12	136,104
	94,000	1.20%, 9/20/12	892,395
	145,000	1.40%, 12/20/13	1,379,434
	9,600	2.30%, 5/20/30	91,723

			6,662,450

		United Kingdom 10.2%
		European Investment Bank,
GBP	5	7.625%, 12/7/06	9,855
		United Kingdom Treasury Stocks,
	2,200	5.75%, 12/7/09	4,344,955
	100	5.00%, 9/7/14	193,416

			4,548,226

		United States 7.7%
		Chase Funding Loan Acquisition Trust,
USD	55	3.18%, 1/25/33(c)	54,886
		CIT Group Home Equity Loan Trust,
	13	3.14%, 3/25/33(c)	12,967
		Federal National Mortgage Association,
	58	3.50%, 3/25/09(d)	58,422
		France Telecom S.A.,
	70	8.75%, 3/1/31	92,131

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE
	Long Beach Mortgage Loan Trust,
28	3.17%, 7/25/33(c)	28,517
	Morgan Stanley Capital, Series 2004-HE9, Class A-3A
78	3.0417%, 11/25/34(c)	78,056
	Republic of Brazil,
100	8.84%, 6/29/09(c)	111,500
270	10.50%, 7/14/14	297,000
	Republic of Peru,
100	9.125%, 2/21/12	112,500
	Russian Gov’t. Bonds, Series R,
200	5.00%, 3/31/30	204,900
	South Africa Gov’t. Bonds,
200	7.375%, 4/25/12	220,000
	United Mexican States,
100	6.75%, 9/27/34	97,600
	United States Treasury Notes,
500	5.00%, 8/15/11(d)	519,453
200	4.875%, 2/15/12(d)	206,523
	United States Treasury Notes, TIPS,
548	3.50%, 1/15/11	611,996
	United States Treasury Bonds, TIPS,
699	1.625%, 1/15/15	688,781

		3,395,232

	Total long-term investments (cost U.S. $40,776,535)	44,619,502

	SHORT-TERM INVESTMENTS 4.1%
	Commercial Paper 3.6%
1,200	ANZ (Delaware) Inc., 6/3/05(a)	1,193,892
400	Spintab AB 6/1/05(a)	398,012

		1,591,904
	U.S. Government Securities 0.5%
210	United States Treasury Bills, 6/16/05(a)	208,804

	Total short-term investments (cost U.S. $1,800,957)	1,800,708

	Total Investments, Before Outstanding Options Written 104.7% (cost U.S. $42,577,492; (f))	46,420,210

Contracts
OUTSTANDING OPTIONS WRITTEN (e)
	Call Options
10	United States Treasury Notes, expiring 4/22/05 @ $110	(2,812)
19	United States Treasury Notes, expiring 5/20/05 @ $113	(594)
8	United States Treasury Notes, expiring 5/20/05 @ $115	(125)

		(3,531)

	Put Options
1	United States Treasury Notes, expiring 5/20/05 @ $108	(406)
8	United States Treasury Notes, expiring 5/20/05 @ $109	(5,875)

		(6,281)

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE
	Total outstanding options written (premiums received U.S. $19,514)	(9,812)

	Total Investments; Net of Outstanding Options Written 104.7% (cost U.S. $42,557,978)	46,410,398
	Other liabilities in excess of other assets(g) (4.7%)	(2,062,166)

	Net Assets 100%	$44,348,232

Portfolio securities are classified according to the securities currency denomination.

DKK—Danish Krone.

EUR—Euro.

GBP—British Pound.

JPY—Japanese Yen.

USD—United States Dollar.

TIPS—Treasury Inflation Protection Security.

(a)	Rate quoted represents yield-to-maturity as of purchase date.
(b)	Variable Rate instruments without fixed maturity date. Maturity date shown is the next callable date for the instrument.
(c)	Variable Rate instruments. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(d)	Securities with an aggregate market value of $784,398 have been segregated with the custodian to cover margin requirements for futures contracts, forwards, swaps, and written options open at March 31, 2005.
(e)	Non-income producing security.
(f)	The United States federal income tax basis of the Fund’s investments was $42,662,312; and net unrealized appreciation on investments for federal income tax purposes was $3,757,898 (gross unrealized appreciation $3,878,525; gross unrealized depreciation $120,627). The difference between book and tax basis is attributable to deferred losses on wash sales.
(g)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forwards and swaps of:

Open future contracts outstanding at March 31, 2005:

Number of Contracts	Type	Expiration Date	Value at March 31, 2005	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
29	10yr. T-Note	Jun. 2005	$3,168,703	$3,179,453	$(10,750)
29	90 day Euro	Sep. 2005	6,961,813	6,993,438	(31,625)
3	10yr. Japanese Bond	Jun. 2005	3,900,308	3,846,708	53,600
2	Euro-BOBL	Jun. 2005	291,899	290,208	1,691

					$12,916

	Short Position:
19	Euro-BUND	Jun. 2005	$2,921,315	$2,948,083	$(26,768)

Foreign currency exchange contracts outstanding at March 31, 2005:

Purchase Contracts	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Canadian Dollar,
Expiring 04/28/05	$37,355	$37,210	(145)
Indian Rupee,
Expiring 06/21/05	30,000	29,775	(225)
Japanese Yen,
Expiring 4/13/05	4,515	4,431	(84)
New Zealand Dollar,
Expiring 4/14/05	1,469	1,422	(47)
Peru Nuevos Soles,
Expiring 6/14/05	19,997	20,006	9
Singapore Dollar,
Expiring 6/21/05	10,498	10,334	(164)
Taiwan New Dollar,
Expiring 6/21/05	39,858	38,839	(1,019)

	$143,692	$142,017	$(1,675)

Sale Contracts	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation (Depreciation)
Danish Krone,
Expiring 6/09/05	$246,018	$241,227	$4,791
Euros,
Expiring 4/05/05	129,545	129,696	(151)
Expiring 4/18/05	28,753,708	27,896,095	857,613
Expiring 4/25/05	2,514,487	2,477,108	37,379
Pound Sterling,
Expiring 4/28/05	243,803	241,488	2,315
Japanese Yen,
Expiring 4/13/05	5,792,458	5,683,728	108,730

	$37,680,019	$36,669,342	$1,010,677

Interest rate swap agreements outstanding at March 31, 2005:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Bank of America, N.A. (1)	6/15/2015	$5,000,000	5.00%	3 month LIBOR	$115,070
Lehman Brothers, Inc. (1)	6/15/2012	3,000,000	5.00%	3 month LIBOR	35,489
Goldman Sachs Capital Markets, L.P.(1)	6/15/2015	2,500,000	5.00%	3 month LIBOR	32,230
Lehman Brothers, Inc. (1)	6/15/2012	1,200,000	5.00%	3 month LIBOR	12,023
Lehman Brothers, Inc. (1)	6/15/2012	100,000	5.00%	3 month LIBOR	2,834

					$197,646

(1)	Portfolio pays the fixed rate and receives the floating rate.

Total Return Bond Portfolio

Schedule of Investments

As of March 31, 2005 (Unaudited)

MOODY’S RATING (Unaudited)	PRINCIPAL AMOUNT (000)#		DESCRIPTION	VALUE
			LONG-TERM INVESTMENTS - 101.5%
			Corporate Bonds - 7.5%
			Airlines - 0.3%
			Embarcadero Aircraft Securitization Trust, Class A-1,
B3		$100	3.29%, 8/15/25(b)	$56,053
			United Airlines, Inc., Equipment Trust,
Ca		1,000	10.85%, 2/19/15(d)	370,000

				426,053

			Automotive - 1.2%
			DaimlerChrysler NA Holding Corp., Gtd. Notes,
A3		1,800	3.20%, 3/7/07(b)	1,800,219
			General Motors Corp.,
Baa2		400	8.375%, 7/15/33	342,293

				2,142,512

			Banking - 0.9%
			European Investment Bank
Aaa	JPY	163,000	3.00%, 9/20/06	1,583,088

			Financial Services - 2.7%
			General Motors Acceptance Corp., Notes,
Baa1		$600	4.75%, 5/19/05, MTN (b)	600,510
Baa1		100	5.25%, 5/16/05, MTN	100,211
Baa1		1,500	6.875%, 9/15/11	1,357,262
Baa1		100	7.50%, 7/15/05	100,802
			HSBC Bank,
Aa2		800	3.12%, 9/21/07(b)	800,606
			PEMEX Project Funding Master Trust, Gtd. Notes,
Baa1		500	8.00%, 11/15/11	553,250
Baa1		250	9.125%, 10/13/10	288,750
			PP&L Capital Funding, Inc., Gtd. Notes,
Ba1		200	7.29%, 5/18/06	206,166
			PP&L Capital Funding, Inc., Sr. Notes,
Baa3		600	7.75%, 4/15/05, MTN	601,021

				4,608,578

			Telecommunications - 1.1%
			Qwest Corp., Debs.,
Ba3		250	7.50%, 6/15/23	231,250
			SBC Communications, Inc., Notes,
A2		1,700	4.206%, 6/5/21	1,702,907

				1,934,157

			Utilities-Gas and Electric - 1.3%
			CenterPoint Energy Resources Corp. Notes,
Ba1		400	8.125%, 7/15/05	405,362

MOODY’S RATING (Unaudited)	PRINCIPAL AMOUNT(000)#	DESCRIPTION	VALUE
		El Paso Corp., Sr. Notes, MTN,
Caa1	$750	7.75%, 1/15/32	$706,875
Caa1	500	7.80%, 8/1/31	470,000
		Pacific Gas & Electric Co., First Mtge.,
Baa2	406	3.82%, 4/3/06(b)	407,064
		TXU Energy Co. LLC,
Baa2	201	3.42%, 1/17/06(b)	200,980

			2,190,281

		Total corporate bonds (cost $13,925,167)	12,884,669

		U.S. Government Agency Mortgage-Backed Securities - 30.6%
		Federal Home Loan Mortgage Corp.,
	96	4.40%, 1/1/24(b)	97,347
	70	5.50%, 4/1/29 - 6/1/29	70,346
	153	6.00%, 9/1/22	157,436
	118	7.50%, 9/1/16 -7/1/17	127,431
	1,395	8.00%, 9/15/29	1,490,612
	1	9.25%, 1/1/10	1,269
		Federal National Mortgage Association,
	278	3.80%, 1/1/20(b)	283,925
	173	4.04%, 5/1/36(b)	177,383
	13,505	4.50%, 8/1/33 - 4/15/34	12,814,200
	32,778	5.00%, 1/1/19 - 5/1/34	31,951,338
	4,000	5.50%, 4/1/33, TBA	4,005,000
	188	6.00%, 11/1/16 - 1/1/23	193,052
	385	6.50%, 4/1/21 - 9/1/21	401,223
		Government National Mortgage Association,
	285	3.375%, 2/20/17 - 2/20/26(b)	284,713
	161	3.75%, 7/20/22 - 7/20/27(b)	162,992
	316	4.125%, 10/20/26 - 10/20/29(b)	322,891
	144	8.50%, 6/15/30 - 8/20/30	156,666

		Total U.S. Government agency mortgage-backed secutities (cost $52,486,208)	52,697,824

		Collateralized Mortgage Obligations - 3.4%
		American Housing Trust 1, Series 1-5, Class A,
Aaa	4	8.625%, 8/25/18	3,837
		Bear Stearns ARM Trust, Series 2001-9,
Aaa	198	5.6385%, 2/25/33(b)	196,774
		Commercial Mortgage Securities, Series 2005-F10A, Class M0A1
Aaa	1,700	3.06%, 3/15/20(b)	1,700,532
		CS First Boston Mortgage Securities, Series 2002-HE16 A2,
Aaa	295	3.18%, 10/25/32(b)	295,762
		Honda Auto Receivables Owner Trust, Series 2004-3 A1,
A1+ (c)	331	2.0925%, 11/18/05	330,694
		Indymac ARM Trust, Series 2001, Class A,
Aaa	26	3.8687%, 1/25/32(b)	25,804
		Residential Funding Mortgage Securities I, Inc., Series 2003-S9, Class A1,
Aaa	174	6.50%, 3/25/32	178,801
		Washington Mutual Mortgage Loan, Trust 2003, Class R1 A1,
Aaa	3,134	3.12%, 12/25/27(b)	3,131,022

		Total collateralized mortgage obligations (cost $5,869,787)	5,863,226

MOODY’S RATING (Unaudited)	PRINCIPAL AMOUNT(000)#		DESCRIPTION	VALUE
			Municipals - 5.1%
			Du Page County Illinois, Limited Tax,
Aaa		$500	5.00%, 1/1/31	$513,125
			Georgia State Road & Thruway Authority Rev., Governors Transportation Choices,
Aaa		500	5.00%, 3/1/21	522,830
			Golden State Tob. Securitization Corp., California State Tob. Settlement, Rev., Series 2003, Class A-1,
Baa2		500	6.25%, 6/1/33	512,805
Baa2		400	6.75%, 6/1/39	421,220
			Massachusetts State Water Resources Authority, Series J,
Aaa		750	5.00%, 8/1/32	768,893
			Minnesota State Rev.,
Aa1		600	5.00%, 8/1/13	655,404
			New York City Trust Cultural Resources, Museum of Modern Art, Series 2001, Class D,
Aaa		1,500	5.125%, 7/1/31	1,558,125
			South Carolina State Highway, Series B,
Aaa		1,100	5.00%, 4/1/17	1,173,403
			South Central Connecticut, Regional Water Authority,
Aaa		1,300	5.00%, 8/1/26	1,360,060
			Tobacco Settlement Financing Corp., New Jersey State,
Baa2		800	6.00%, 6/1/37	795,536
Baa2		500	6.375%, 6/1/32	511,925

			Total municipals (cost $8,276,945)	8,793,326

			U.S. Government Securities - 44.7%
			United States Treasury Bonds, TIPS
		3,715	2.00%, 1/15/14	3,803,003
		809	2.375%, 1/15/25	870,565
		4,754	3.375%, 1/15/07	4,991,175
			United States Treasury Bonds,
		3,300	6.00%, 2/15/26	3,775,019
		1,000	6.625%, 2/15/27(h)	1,232,188
		1,700	8.125%, 8/15/19	2,287,098
		3,150	8.875%, 8/15/17	4,379,609
		6,000	9.125%, 5/15/18	8,572,265
			United States Treasury Notes,
		29,200	3.375%, 9/15/09 - 10/15/09	28,298,003
		7,900	3.625%, 7/15/09	7,747,246
		4,600	4.88%, 2/15/12	4,750,038
		3,500	5.00%, 8/15/11	3,636,171
			United States Treasury Strips, P/O,
		500	Zero Coupon 11/15/16	287,454
		2,400	Zero Coupon 5/15/20	1,137,298
		2,500	Zero Coupon 2/15/22	1,079,468

			Total U.S. government securities (cost $76,910,559)	76,846,600

			Foreign Government Securities - 10.2%
			Federal Republic of Brazil,
B2		72	3.06%, 4/15/06(b)	71,914
B1		44	3.125%, 4/15/12(b)	41,418
B1		2,150	11.00%, 8/17/40	2,392,950
			Federal Republic of Germany,
Aaa	EUR	1,400	5.625%, 1/4/28	2,228,765
Aaa	EUR	1,600	6.50%, 7/4/27	2,804,838

MOODY’S RATING (Unaudited)	PRINCIPAL AMOUNT(000)#		DESCRIPTION	VALUE
			French Government Bond OAT
Aaa	EUR	600	4.00%, 4/25/55	$755,376
			Italian Government Bond,
Aa2	JPY	58,000	3.75%, 6/8/05	544,421
			Republic of Panama,
Ba1		$300	8.875%, 9/30/27	322,500
Ba1		450	9.375%, 7/23/12	512,573
			Republic of Peru,
Ba3		500	9.125%, 1/15/08	545,000
			Russian Gov’t. Bonds,
Baa		32,950	5.00%, 3/31/30	3,022,274
			United Kingdom Treasury Stocks,
Aaa	GBP	1,700	5.00%, 9/7/14	3,288,073
Aaa	GBP	500	5.75%, 12/7/09	987,490

			Total foreign government securities (cost $17,339,921)	17,517,592

			Total long-term investments (cost $174,808,587)	174,603,237

			SHORT-TERM INVESTMENT - 34.3%
			Commercial Paper - 28.5%
			ANZ Inc. (Delaware)
P-1		$3,700	2.83%, 5/31/05(e)	3,682,055
			Barclays U.S. Funding,
P-1		3,000	2.77%, 5/9/05(e)	2,991,228
P-1		600	2.93%, 6/14/05(e)	596,376
			Dexia Delaware LLC,
P-1		4,700	2.98%, 6/27/05(e)	4,666,301
			DNB Bank,
P-1		4,000	2.75%, 6/10/05(e)	3,977,000
P-1		1,200	2.98%, 7/14/05(e)	1,189,392
			General Motors Acceptance Corp.,
P-1		600	2.50%, 4/5/05(e)	599,834
			HBOS Treasury Services,
P-1		4,700	2.83%, 5/31/05(e)	4,677,204
P-1		500	2.95%, 6/16/05(e)	496,895
			ING US Funding LLC,
P-1		3,100	2.96%, 6/21/05(e)	3,079,416
			IXIS Corp.,
P-1		2,800	2.74%, 6/3/05(e)	2,785,748
P-1		2,000	2.78%, 6/8/05(e)	1,988,960
			Rabobank Corp.,
P-1		4,700	2.95%, 6/21/05(e)	4,668,792
			Skandi Ensk Bank,
P-1		3,800	2.60%, 5/10/05(e)	3,788,289
P-1		1,500	2.85%, 6/24/05(e)	1,489,530
			Spintab AB,
P-1		900	2.75%, 6/3/05(e)	895,374
			Swedbank,
P-1		4,300	2.80%, 5/24/05(e)	4,282,414
			UBS Finance (DE) LLC,
P-1		3,200	3.02%, 7/22/05(e)	3,169,504

			Total commercial paper (cost $49,030,651)	49,024,312

MOODY’S RATING (Unaudited)	PRINCIPAL AMOUNT(000)#	DESCRIPTION	VALUE
		U.S. Government Securities - 5.6%
		United States Treasury Bills,
	$1,500	2.53%, 5/19/05(e)	$1,494,755
	7,900	2.65%, 4/14/05(e)	7,892,139
	255	2.74%, 6/16/05(e)	253,548

		(cost $9,640,900)	9,640,442

Contracts
	OUTSTANDING OPTIONS PURCHASED - 0.2%
	Put Options
	Euro Futures,
60	expiring 9/19/05 @93.25	750
199	expiring 12/19/05 @$93.75	1,244
40	expiring 9/19/05 @$94	250
130	expiring 6/13/05 @$95.75	813

		3,057

Notional Amount (000)
	Call Options - 0.2%
$2,100	Interest Rate Swaps, 3 month LIBOR over 5.75%, expiring 4/27/09	191,543
	Put Options
2,100	Interest Rate Swaps, 3 month LIBOR over 6.25%, expiring 4/27/09	82,349

		273,892

	Total options purchased (cost $263,010)	276,949

	Total short-term investment (cost $58,934,561)	58,941,703

	Total Investments, Before Outstanding Options Written and Securities Sold Short - 135.8% (cost $233,743,148)(g)	233,544,940

Contracts
	OUTSTANDING OPTIONS WRITTEN
	Call Options

	United States Treasury Notes,
24	expiring 5/20/05 @$112	(1,875)
8	expiring 05/20/05 @$ 114	(125)

		(2,000)

	Put Options
6	90 Day GBP LIBOR expiring, 12/21/2005 @$94.25	(71)
	United States Treasury Notes,
24	expiring 5/20/05 @$107	(4,875)
26	expiring 5/20/05 @$108	(9,344)
72	expiring 5/20/05 @ $108	(29,250)

		(43,540)

Notional Amount (000)
	Call Options
	Interest Rate Swaps
(15,100)	3 month LIBOR over 4.0%, expiring 9/23/05	$(15,281)
(15,100)	3 month LIBOR over 7.0%, expiring 9/23/05	(1,178)
	Put Options
	Interest Rate Swaps
(1,000)	3 month LIBOR over 4.0%, expiring 10/31/05	(1,406)
(1,000)	3 month LIBOR over 7.0%, expiring 10/31/05	(188)

		(18,053)

	Total outstanding options written (premiums received $534,232)	(63,593)

Principal Amount (000)
	INVESTMENTS SOLD SHORT - (23.1)%
	Federal National Mortgage Association,
(500)	5.00%, 4/15/34, TBA	(488,750)
(800)	6.00%, 4/15/35, TBA	(817,500)
	United States Treasury Notes,
(10,600)	3.625%, 5/15/13	(10,060,895)
(11,200)	3.875%, 2/15/13	(10,811,058)
(4,500)	4.00%, 11/15/12	(4,393,125)
(5,600)	4.375%, 5/15/07 - 8/15/12	(5,619,747)
(1,900)	4.875%, 2/15/12	(1,961,972)
(3,500)	5.00%, 8/15/11	(3,636,171)
(1,700)	6.00%, 8/15/09	(1,826,835)

	Total investments sold short (proceeds received $39,869,864)	(39,616,053)

	Total Investments, Net of Outstanding Options Written and Investments Sold Short - 112.7% (cost $193,339,052)	193,865,294

	Other liabilities in excess of other assets(i) – (12.7%)	(21,856,372)

	Net Assets - 100%	$172,008,922

The following abbreviations are used in the portfolio descriptions:

ARM – Adjustable Rate Mortgage.

EUR – Euro.

GBP – British Pound.

JPY – Japanese Yen.

MTN – Medium Term Note.

P/O – Principal Only.

TBA – To be announced. Such securities are purchased on a forward commitment basis.

TIPS – Treasury Inflation Protected Security.

#	Principal Amount is shown in U.S. dollars unless otherwise stated.
(a)	Non-income producing security.
(b)	Variable rate instrument.
(c)	Standard and Poor’s rating.
(d)	Issuer in bankruptcy
(e)	Rate quoted represents yield-to-maturity as of purchase date.
(f)	Discount rate at time of purchase for United States Government Agencies and Obligations.
(g)	The United States federal income tax basis of the Fund’s investments was $234,323,639; and net unrealized depreciation on investments for federal income tax purposes was $778,699 (gross unrealized appreciation $1,676,375; gross unrealized depreciation $2,455,074). The difference between book and tax basis is attributable to deferred losses on wash sales.
(h)	Securities with an aggregate market value of $1,232,188 have been segregated with the custodian to cover margin requirements for the futures contracts, forwards, swaps, short sells and written options open at March 31, 2005.
(i)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts, forwards and swaps of:

Open future contracts outstanding at March 31, 2005:

Number of Contracts	Type	Expiration Date	Value at March 31, 2005	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions
346	90 Day Euro	Dec. 2005	$82,836,725	$83,135,762	$(299,037)
113	90 Day Euro	Mar. 2006	27,012,650	27,189,213	(176,563)
51	10 Yr T-Note	Jun. 2005	5,572,547	5,572,813	(266)
37	90 Day Euro	Sept. 2005	8,882,313	8,965,375	(83,062)
32	90 Day Euro	Dec. 2006	7,627,600	7,682,800	(55,200)
13	90 Day Libor	Dec. 2005	1,543,425	1,540,010	5,886

					$(608,242)

	Short Position
11	5 Yr T-Note (CBT)	Jun. 2005	1,178,031	1,182,156	4,125

					$(604,117)

Foreign currency exchange contracts outstanding at March 31, 2005:

Purchase Contracts

Description	Value at Settlement Date Payable	Current Value	Unrealized Appreciation (Depreciation)
Euros,
Expiring 4/18/05	$844,677	$832,221	$(12,456)
Euros,
Expiring 4/25/05	2,708,545	2,707,958	(587)

	$3,553,222	$3,540,179	$(13,043)

Sale Contracts

Description	Value at Settlement Date Receivable	Current Value	Unrealized Depreciation
Euros, Expiring 4/18/05	$2,872,694	$2,781,847	$90,847
Euros, Expiring 4/25/05	6,437,930	6,325,914	112,016
Pound Sterling, Expiring 4/28/05	4,359,409	4,376,665	(17,256)
Japanese Yen, Expiring 4/13/05	199,749	195,496	4,253

	$13,869,782	$13,679,922	$189,860

Interest rate swap agreements outstanding at March 31, 2005:

Counterparty	Termination Date	Notional Amount		Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Goldman Sachs Capital Markets, L.P. (2)	6/15/15		$1,900,000	5.00%	3 month LIBOR	$73,473
UBS AG (2)	12/15/14	EUR	9,200,000	5.00%	6 month LIBOR	(1,085,086)
Bank of America (2)	6/15/15		$4,300,000	5.00%	3 month LIBOR	132,869
Bank of America (1)	6/15/35		$900,000	6.00%	3 month LIBOR	2,344
UBS AG (1)	9/15/05		$7,500,000	3.25%	3 month LIBOR	(47,381)
Goldman Sachs Capital Markets, L.P. (1)	6/15/07		$3,000,000	4.00%	3 month LIBOR	19,711
Lehman Brothers(1)	6/15/10		$3,000,000	4.00%	3 month LIBOR	(46,983)
Lehman Brothers (2)	6/15/05		$9,300,000	5.00%	3 month LIBOR	217,656
Lehman Brothers (2)	6/15/25		$5,200,000	6.00%	3 month LIBOR	48,520
Goldman Sachs Capital Markets, L.P. (1)	6/15/10		$4,500,000	4.00%	3 month LIBOR	(93,919)
JP Morgan (1)	3/15/32	EUR	1,600,000	6.00%	6 month LIBOR	117,471
Chase Bank (1)	6/18/34	EUR	1,500,000	6.00%	6 month LIBOR	169,770
RBS Greenwich Capital (1)	6/15/10		$2,700,000	4.00%	3 month LIBOR	(42,581)

						$(534,136)

(1)	Portfolio pays the floating rate and receives the fixed rate.
(2)	Portfolio pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at March 31, 2005:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Appreciation (Depreciation)
Morgan Stanley Capital Services (1)	12/20/2008	$500,000	0.26%	Allstate Corp., 6.125%, due 2/15/12	$(2,411)
Merrill Lynch Capital Services (1)	12/20/2008	200,000	0.27	Anadarko Petroleum Corp., 5.00%, 10/1/12	(456)
UBS AG (1)	12/20/2008	600,000	0.35	AutoZone, Inc., 5.875%, due 10/15/12	5,593
Bear Stearns International Ltd. (1)	12/20/2008	100,000	1.09	Capital One Bank, 4.875%, due 5/15/08	(2,026)
UBS AG (1)	12/20/2008	200,000	0.44	Carnival Corp., 6.15%, due 4/15/08	(1,746)
Bear Stearns International Ltd. (1)	12/20/2008	200,000	0.19	Caterpillar, Inc., 7.25%, due 9/15/09	(267)
Lehman Brothers (1)	12/20/2008	100,000	0.24	Costco Wholesale Corp., 5.50%, due 3/15/07	(412)
Morgan Stanley Capital Services (1)	12/20/2008	200,000	0.42	Countrywide Home Loans, Inc., 5.625%, due 7/15/09	(465)
Bear Stearns International Ltd. (1)	12/20/2008	200,000	0.24	Deere & Co., 7.85%, due 5/15/10	(685)
Merrill Lynch Capital Services (1)	12/20/2008	300,000	0.35	Devon Energy Corp., 6.875%, due 9/30/11	(1,061)
Bank of America Securities LLC (1)	12/20/2008	300,000	0.13	E.I. DuPont, 6.875%, due 10/15/09	(395)
Citigroup (1)	12/20/2008	400,000	0.28	Eaton Corp., 5.75%, due 7/15/12	(2,241)
Barclays Bank PLC (1)	12/20/2008	500,000	0.16	Eli Lilly & Co., Inc., 6.00%, due 3/15/12	(1,144)
Morgan Stanley Capital Services (1)	12/20/2008	300,000	0.21	Emerson Electric Co,. 6.48%, due 10/15/12	(321)
Morgan Stanley Capital Services (1)	12/20/2008	200,000	0.22	Emerson Electric Co,. 7.125%, due 8/15/10	(285)
Citigroup (1)	12/20/2008	300,000	0.29	FedEx Corp., 7.25%, due 2/15/11	(1,241)
Merrill Lynch Capital Services (1)	12/20/2008	100,000	0.22	Gannett Co., Inc., 6.375%, due 8/10/09	(96)
Bear Stearns International Ltd. (1)	6/20/2005	4,800,000	0.55	General Motors, 6.875% due 8/28/12	21,527
Bear Stearns International Ltd. (2)	6/20/2005	4,800,000	0.69	General Motors, 7.125% due 7/15/13	(18,248)
UBS AG (1)	12/20/2008	200,000	0.97	Goodrich Corp., 7.625%, 12/15/12	(4,720)
Bear Stearns International Ltd.(1)	12/20/2008	400,000	0.32	Hewlett Packard Co., 6.50%, due 7/1/12	(1,441)
Lehman Brothers (1)	12/20/2008	400,000	0.12	Home Depot, inc., 5.375%, due 4/1/06	(880)
Merrill Lynch Capital Services (1)	12/20/2008	300,000	0.32	Ingersoll-Rand Co., 6.48%, due 6/1/25	(1,521)
Bear Stearns International Ltd. (1)	12/20/2008	200,000	0.60	International Paper Co., 6.75%, due 9/1/11	(1,258)
Lehman Brothers (1)	12/20/2008	400,000	0.11	Johnson & Johnson, 3.80%, due 5/15/13	(384)
Lehman Brothers (1)	12/20/2008	200,000	0.53	Lockheed Martin Corp., 8.20%, due 12/1/09	(1,918)
Lehman Brothers (1)	12/20/2008	300,000	0.35	Masco Corp., 5.875%, due 7/15/12	(318)
Morgan Stanley Capital Services (2)	5/20/2005	1,000,000	0.63	Mexico Gov’t, 11.50%, due 11/15/26	2,903
Merrill Lynch Capital Services (1)	12/20/2008	200,000	0.85	Motorola, Inc., 7.625%, due 11/15/10	(3,834)
Lehman Brothers (1)	12/20/2008	200,000	0.48	Northrop Grmman Corp., 7.125%, due 2/15/11	(1,607)
Merrill Lynch Capital Services (1)	12/20/2008	200,000	0.28	Occidental Petroleum Corp., 6.75%, due 1/15/12	(627)
Lehman Brothers (1)	12/20/2008	300,000	0.35	Radioshack Corp., 7.375%, due 5/15/11	299
UBS AG (1)	12/20/2008	200,000	0.37	Radioshack Corp., 7.375%, due 5/15/11	60
Lehman Bros. (1)	6/20/2009	1,200,000	0.40	Republic of China, 6.80%, due 05/23/11	(6,061)
Morgan Stanley Capital Services (1)	12/20/2008	200,000	0.44	Simon Property Group, L.P., 5.45%, due 3/15/13	(320)
UBS AG (1)	12/20/2008	200,000	0.53	The Kroger Co., 4.75%, 4/15/12	(1,091)
Barclays Bank PLC (1)	12/20/2008	200,000	0.67	The Walt Disney co., 6.375%, due 3/1/12	(3,251)
Citigroup (1)	12/20/2008	800,000	0.14	Wal-Mart Stores, Inc., 6.875%, due 8/10/09	(1,765)
Bear Stearns International Ltd. (1)	12/20/2008	200,000	0.15	Wal-Mart Stores, Inc., 6.875%, due 8/10/09	(511)
Lehman Brothers (1)	12/20/2008	200,000	0.29	Whirlpool Corp., 8.60%, due 5/1/10	287
Merrill Lynch Capital Services (2)	12/20/2008	700,000	0.61	Russian Federation	(3,132)

					$(37,470)

(1) Portfolio pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.
(2) Potfolio pays the counterparty, par in the event that the underlying bond defaults and receives the fixed rate.

The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.

Target Intermediate Term Bond Portfolio

Schedule of Investments

As of March 31, 2005 (Unaudited)

MOODY’S RATING	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE
		LONG-TERM INVESTMENTS 82.0%
		Asset Backed Securities 0.8%
		Countrywide Asset-Backed Certificates, Ser. 2004-12,
Aaa	$1,202	3.0417%, 1/25/24(a)	$1,202,919
		Credit-Based Asset Servicing and Securitization, Ser. 2002-CB1, Class A2,
AAA(d)	167	3.19%, 8/25/29(a)	166,615
		First Franklin Mortgage Loan, Ser. 2003-FF5, Class A2,
Aaa	316	2.82%, 3/25/34(a)	315,393
		Metropolitan Asset Funding, Inc., Ser. 1999-D, Class A1,
AAA(d)	25	3.11%, 4/25/29(a)(h) (cost $24,860; purchased 6/28/01)	24,830
		Residential Asset Mortgage Products, Inc., Ser. 2003-RS11, Class AIIB,
Aaa	435	3.18%, 12/25/33(a)	436,822
		Residential Asset Securities Corp., Ser. 2001-KS3, Class AII
Aaa	99	3.08%, 9/25/31(a)	99,333

		Total asset backed securities (cost $2,243,868)	2,245,912

		Corporate Bonds 19.4%
		Airlines 0.8%
		American Airlines, Inc.,
Baa2	1,500	7.86%, 10/1/11	1,532,369
		United Airlines, Inc.,
NR	1,700	6.83%, 9/1/08(c)(f)	215,849
NR	1,500	10.85%, 2/19/15(c)(f)	555,000

			2,303,218

		Automobile Manufacturers 0.8%
		DaimlerChrysler N.A. Holding Corp.,
A3	240	3.20%, 3/7/07(a)	240,029
A3	1,500	3.45%, 9/10/07(a)	1,501,791
		Lear Corp.,
Baa3	500	7.96%, 5/15/05	502,661

			2,244,481

		Banking 1.0%
		Export-Import Bank of Korea (The),
A3	300	6.50%, 11/15/06	310,373
		Korea Development Bank (The),
A3	2,670	4.75%, 7/20/09	2,652,850

			2,963,223

		Electric Power 2.8%
		Dayton Power & Light Co.,
Baa3	500	5.13%, 10/1/13(h) (cost $511,472; purchased 03/19/04)	500,986

MOODY’S RATING	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE
		Dominion Resources, Inc.,
Baa1	1,200	7.625%, 7/15/05	1,214,546
		Duke Energy Corp.,
Baa1	300	3.41%, 12/8/05(a)	300,063
		GPU, Inc.,
Baa3	900	7.70%, 12/1/05	919,535
		NiSource Finance Corp.,
Baa3	1,500	3.478%, 11/23/09(a)	1,508,312
		Pacific Gas & Electric Co.,
Baa2	1,096	3.82%, 4/3/06(a)	1,098,873
		PSI Energy Inc.
Baa1	1,150	6.50%, 8/1/05(a)	1,160,826
		TXU Energy Co., LLC
Baa2	1,000	3.42%, 1/17/06(a)	999,902
		Virginia Electric & Power Co.
A3	300	5.75%, 3/31/06	305,028

			8,008,071

		Financial Services 5.8%
		Duke Capital, LLC,
Baa3	600	6.25%, 7/15/05	604,513
		Ford Motor Credit Co.,
A3	2,795	6.75%, 5/15/05	2,804,853
A3	900	6.875%, 2/1/06	912,238
		General Motors Acceptance Corp.,
Baa1	2,160	3.70%, 5/18/06(a)	2,113,366
Baa1	1,240	6.875%, 8/28/12	1,104,831
Baa1	700	8.00%, 11/1/31	609,590
		Golden West Financial Corp.,
A1	1,500	5.50%, 8/8/06	1,531,209
		Goldman Sachs Group Inc., (The)
Aa3	1,760	2.73%, 8/1/06(a)	1,759,615
		Heller Financial, Inc.,
Aaa	500	6.375%, 3/15/06	511,248
		Household Finance Co.,
A1	730	6.70%, 11/13/05	742,394
		Morgan Stanley,
AA3	2,000	2.92%, 2/15/07	2,002,496
		Unilever Capital Corp.,
A1	1,750	6.875%, 11/1/05	1,793,750

			16,490,103

		Food & Staples Retailing 0.1%
		Delhaize America, Inc.,
Ba1	300	7.375%, 4/15/06	308,696

		Gaming 0.8%
		Caesars Entertainment, Inc.,
Ba2	1,200	7.875%, 12/15/05	1,225,500
Ba1	1,070	8.50%, 11/15/06	1,124,838

			2,350,338

		Healthcare Services 0.4%
		HCA, Inc.,
Ba1	700	6.91%, 6/15/05	704,373
Ba1	400	7.125%, 6/1/06	411,557

MOODY’S RATING	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE
			1,115,930

		Industrial Conglomerates 0.6%
		Tyco International Group S.A,
Baa3	1,640	6.375%, 6/15/05	1,648,356

		Media 1.9%
		Comcast MO of Delaware, LLC,
Baa3	2,300	8.875%, 9/15/05	2,350,322
		Time Warner, Inc.,
Baa1	1,000	5.625%, 5/1/05	1,001,944
Baa1	2,000	7.75%, 6/15/05	2,016,818

			5,369,084

		Oil & Gas Exploration Services 0.3%
		Parker & Parsley Petroleum Co.,
Baa3	800	8.875%, 4/15/05	801,761

		Paper & Packaging 0.3%
		Georgia-Pacific Co.,
Ba3	980	7.50%, 5/15/06	999,600

		Telecommunications 3.4%
		Deutsche Telekom International Finance BV,
Baa2	2,300	8.25%, 6/15/05	2,322,184
		France Telecom SA,
Baa2	2,000	8.75%, 3/1/31	2,632,303
		MCI, Inc.,
B2	61	6.91%, 5/1/07	62,068
B2	61	7.688%, 5/1/09	63,440
B2	52	8.735%, 5/1/14	57,200
		SBC Communications, Inc.,
A1	2,550	4.21%, 6/5/21(h) (cost $2,580,788; purchased 6/15/04-10/14/04)	2,554,361
		U.S. West Communications Corp.,
Ba3	500	6.625%, 9/15/05	502,500
		Verizon Wireless Capital LLC,
A3	1,500	2.93%, 5/23/05(a)(h) (cost $1,499,581; purchased 11/20/03)	1,499,712

			9,693,768

		Tobacco 0.4%
		Altria Group, Inc.,
Baa2	1,050	7.00%, 7/15/05	1,059,469

		Total corporate bonds (cost $58,620,822)	55,356,098

		Collateralized Mortgage Obligations 6.4%
		Bank of America Mortgage Securities, Inc., Ser. 2002-K, Class A1,
AAA(d)	586	5.58%, 10/20/32(a)	590,601
		Bear Stearns Adjustable Rate Mortgage Trust, Ser. 2003-7, Class A2,
AAA	2,436	3.74%, 11/25/34(a)	2,400,176
		Bear Stearns Alternative Loans Trust, Ser. 2004-8, Class A2,
Aaa	370	3.13%, 2/25/34(a)	370,483
		Countrywide Alternative Loans Trust, Ser. 2003-J3, Class A1,
AAA(d)	482	6.25%, 12/25/33	490,036
		Countrywide Home Loans, Ser. 2004-25, Class A1,

MOODY’S RATING	PRINCIPAL AMOUNT (000)		DESCRIPTION	VALUE
Aaa		4,289	3.18%, 2/25/35(a)	4,291,555
			Ser. 2002-HYB2, Class A1,
Aaa		240	4.96%, 9/19/32(a)	238,700
			Ser. 2003-R4, Class 2A,
Aaa		419	6.50%, 1/25/34(h) (cost $438,987; purchased 12/1/03)	428,563
			CS First Boston Mortgage Securities Corp., Ser. 2003-8, Class A1,
Aaa		211	6.50%, 4/25/33	214,150
			Federal Home Loan Mortgage Corp.,
		803	7.00%, 10/25/43	840,129
			Federal National Mortgage Association.,
		631	3.50%, 4/25/17	627,755
			Government National Mortgage Association,
		363	3.47%, 2/16/30(a)	366,186
		247	3.57%, 2/16/30(a)	249,555
		890	7.50%, 2/20/30	931,678
		191	8.50%, 3/20/25	199,559
			GS Mortgage Securities Corp. II, Ser. 2001-1285, Class A1,
Aaa		723	6.044%, 8/15/18(h) (cost $779,417; purchased 10/9/02)	755,760
			Sequoia Mortgage Trust, Ser. 10, Class 2A,
Aaa		4,170	3.23%, 10/20/27(a)	4,184,929
			Structured Asset Securities Corp., Ser. 2001-21A, Class A1,
Aaa		448	6.25%, 1/25/32(a)	458,733
			Superannuation Members Home Loans Global Fund, Ser. 1A, Class A2,
AAA(d)		160	3.255%, 6/15/26(a)(h) (cost $160,429; purchased 5/30/01-1/22/04)	160,499
			Washington Mutual, Ser. 2002-AR6, Class A,
Aaa		203	3.29%, 8/25/42(a)	205,973
Aaa		293	3.42%, 6/25/42(a)	295,752

			Total collateralized mortgage obligations (cost $18,398,232)	18,300,772

			Municipal Bonds 0.4%
			Honolulu, Hawaii, City & County,
Aaa		1,000	4.75%, 7/1/28	1,008,750

			Total municipal bonds (cost $840,637)
			Foreign Government Bonds 5.5%
			Deutsche Bundesrepublik (Germany),
Aaa	EUR	900	6.50%, 7/4/27	1,577,721
			Federal Republic of Brazil,
B1		$176	3.125%, 4/15/05(a), BRB	165,672
B1		180	3.125%, 4/15/09(a), BRB	175,508
B2		780	8.84%, 6/29/09	869,700
B2		1,080	11.00%, 8/17/40	1,202,040
B2		500	11.25%, 7/26/07	558,000
B2		2,000	11.50%, 3/12/08	2,253,000
AAA(d)	EUR	430	French Discount Treasury Bill,
			2.03%, 6/16/05	554,848
			Republic of Panama,
Ba1		$1,500	9.375%, 4/1/29	1,698,825
			Republic of Peru,
Ba3		750	9.125%, 1/15/08	817,500
Ba3		3,000	9.125%, 2/21/12	3,375,000
			Republic of South Africa,
Baa2		750	9.125%, 5/19/09	854,063

MOODY’S RATING	PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE
		United Mexican States,
Baa2	1,500	6.375%, 1/16/13	1,556,250

		Total foreign government bonds (cost $14,614,228)	15,658,127

		U.S. Government Agency Mortgage Pass-through Obligations 36.0%
		Federal Home Loan Mortgage Association,
	25,000	2.00%, 2/23/06	24,633,700
		Federal Home Loan Mortgage Corp.,
	6	9.25%, 1/1/10	6,408
		Federal National Mortgage Association,
	7,000	2.63%, 1/9/06(a)	6,997,053
	23,400	2.82%, 9/7/06(a)	23,386,568
	18	3.02%, 12/1/30(a)	18,116
	171	3.53%, 7/1/25(a)	169,999
	216	3.89%, 8/1/24(a)	221,888
	11,079	5.00%, 10/1/17 - 7/1/18	11,082,814
	5,000	5.00%, 5/1/19, TBA	4,984,375
	23,000	5.00%, 04/15/20, TBA	22,978,426
	2,610	6.00%, 11/1/12 - 9/1/17	2,697,139
	3	6.50%, 9/1/05	2,790
		Government National Mortgage Association,
	1,207	3.25%, 3/20/30(a)	1,204,047
	1,548	3.37%, 5/20/23 - 7/20/30(a)	1,547,922
	278	3.75%, 8/20/26(a)	282,364
	154	4.125%, 10/20/24-12/20/26(a)	157,263
	1,248	6.00%, 1/15/29 - 7/15/29	1,285,372
	404	6.50%, 10/15/25 - 6/15/29	423,280
	190	8.00%, 9/20/30 - 7/20/31	203,973

		Total U.S. Government agency mortgage pass-through obligations (cost $102,505,495)	102,283,497

		U.S. Government Securities 13.2%
		United States Treasury Notes,
	19,300	3.50%, 12/15/09	18,747,383
		United States Treasury Notes, TIPS, RRB,
	5,574	3.375%, 1/15/07 - 1/15/12	6,045,980
	3,777	3.625%, 1/15/08	4,062,393
	6,512	3.875%, 1/15/09	7,181,087
		Unites States Treasury Notes,
	1,500	4.00%, 3/15/10(g)	1,488,282

		Total U.S. Government securities (cost $35,890,483)	37,525,125

	SHARES
		Preferred Stock 0.3%
	16,800	Fannie Mae, 7.00%, 12/31/49(a) (cost $840,000)	929,250

	UNITS
		Warrants (b)
		Mexico Value,
	2,500,000	Ser. C, expiring 6/30/05	15,000
	2,500,000	Ser. D, expiring 6/30/06	62,000
	2,500,000	Ser. E, expiring 6/30/07	56,250

		Total warrants (cost $719)	133,250

		Total long-term investments (cost $233,954,484)	$233,440,781

MOODY’S RATING	Principal Amount (000)	DESCRIPTION	VALUE
		SHORT-TERM INVESTMENTS 26.7.%
		Certificates of Deposit 3.4%
		Bank of America N.A,
P-1	$4,400	2.61%, 4/20/05(a)	4,399,812
		HSBC Bank,
P-1	5,300	2.41%, 4/1/05	5,299,963

		Total certificates of deposit (cost $9,700,000)	9,699,775

		Commercial Paper (e) 23.1%
		Anz (Delaware) Inc.,
P-1	1,300	2.72%, 5/23/05	1,294,601
		ASB Bank Ltd.
P-1	3,500	2.63%, 4/26/05	3,493,347
		Barclays US Funding Corp.,
P-1	8,300	2.48%, 4/18/05	8,289,345
P-1	600	2.61%, 4/25/05	598,915
		Danske Corp.,
P-1	3,100	2.65%, 5/23/05	3,087,125
		General Electric Capital Corp.,
P-1	1,800	2.66%, 4/28/05	1,796,356
P-1	2,300	2.78%, 5/24/05	2,290,675
P-1	4,000	2.97%, 6/20/05	3,973,760
		General Motors Acceptance Corp.,
P-1	3,120	2.50%, 4/5/05	3,119,135
		HBOS Treasury Services PLC,
P-1	600	2.47%, 4/12/05	599,491
		IXIS Corp.,
P-1	500	2.74%, 6/3/05	497,455
P-1	1,600	2.77%, 6/8/05	1,591,168
		Pfizer Corp.,
P-1	8,100	2.58%, 4/20/05	8,088,899
		Shell Finance Corp.,
P-1	7,700	2.57%, 5/3/05	7,681,005
		Skandi Ensk Bank,
P-1	8,100	2.66%, 5/23/05	8,066,008
P-1	700	2.70%, 5/27/05	696,795
		Spintab Corp.,
P-1	5,700	2.78%, 5/23/05	5,676,080
		UBS Finance (DE) LLC,
P-1	900	2.78%, 4/25/05	898,332
P-1	3,900	3.02%, 7/22/05	3,862,834

		Total commercial paper (cost $65,610,448)	65,601,326

		U.S. Government and Agency Securities 0.2%
		Unites States Treasury Bills,
	670	2.74%, 6/16/05(e) (cost $666,125)	666,184

DESCRIPTION	VALUE
Total short-term investments (cost $75,976,573)	75,967,285

Total Investments, Before Outstanding Options Written – 108.7% (cost $309,931,057(i))	309,408,066

CONTRACTS
	OUTSTANDING OPTIONS WRITTEN
	Call Options
11	United States Treasury Notes Futures, expiring 5/20/05 @ $114	(172)
	Put Options
11	United States Treasury Notes Futures, expiring 5/20/05 @ $108	(4,469)

	Total outstanding options written (premiums received $6,793)	(4,641)

	Total Investments, Net of Outstanding Options Written - 108.7% (cost $309,924,264)	309,403,425

	Other liabilities in excess of other assets(j) (8.7%)	(24,755,226)

	Net Assets 100%	$284,648,199

The following abbreviation are used in the portfolio descriptions:

NR - Not rated by Moody’s or Standard & Poor’s.

BRB - Brady Bonds.

EUR - Euro Dollar.

TBA - Securities purchased on a forward commitment basis.

TIPS - Treasury Inflation Protection Security.

RRB - Real Return Bond.

The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s Ratings

(a)	Rate shown reflects current rate on variable rate instruments.
(b)	Non-income producing security.
(c)	Represents issues in default on interest payments; non-income producing security.
(d)	Standard & Poor’s rating.
(e)	Rate shown reflects yield to maturity on date of purchase
(f)	Issuer in bankruptcy
(g)	Securities with an aggregate market value of $1,488,282 have been segregated with the custodian to cover margin requirements for futures contracts, forwards, and written options open March 31, 2005.
(h)	Private placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $5,995,534. The aggregate value of $5,924,711 is approximately 2.08% of net assets.
(i)	The United States federal income tax basis of the Fund’s investments was $310,446,600; and net unrealized depreciation on investments for federal income tax purposes was $1,038,534 (gross unrealized appreciation $3,371,016; gross unrealized depreciation $4,409,550). The difference between book and tax basis is attributable to deferred losses on wash sales.
(j)	Other liabilities in excess of other assets include net unrealized appreciation (depreciation) on futures contracts, forwards and swap as follows:

Open future contracts outstanding at March 31, 2005:

Number of Contracts	Type	Expiration Date	Value at March 31, 2005	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions:
507	90 Day Euro	Sep. 2005	$121,711,687	$122,956,612	$(1,244,925)
405	5yr. US T-Note	June 2005	43,372,969	43,351,875	21,094
143	10yr. US T-Note	June 2005	15,624,984	15,785,859	(160,875)

					$(1,384,706)

Forward foreign currency exchange contracts outstanding at March 31, 2005:

Purchase Contracts	Value Payable at Settlement Date	Current Value	Unrealized Depreciation
Euros,
143,000, expiring 4/18/05	$191,424	$185,370	$(6,054)
Swedish Krona,
2,152,000, expiring 6/9/05	304,806	304,346	(460)

	$496,230	$489,716	$(6,514)

Sale Contracts	Value Receivable at Settlement Date	Current Value	Unrealized Appreciation (Depreciation)
Euros,
1,268,000, expiring 4/25/05	$1,672,807	$1,643,701	$29,106
430,000, expiring 6/30/05	556,839	557,406	(567)

	$2,229,646	$2,201,107	$28,539

Interest rate swap agreements outstanding at March 31, 2005:

Counterparty	Termination Date	Notional Amount	Fixed Rate	Floating Rate	Unrealized Appreciation (Depreciation)
Merrill Lynch & Co. (1)	6/15/2007	$11,600,000	4.00%	3 month LIBOR	$(94,625)
Goldman Sachs Capital Markets, L.P. (1)	6/15/2010	6,000,000	4.00%	3 month LIBOR	29,423

					$(65,202)

(1)	Portfolio pays the floating rate and receives the fixed rate.

Mortgage Backed Securities

Schedule of Investments

As of March 31, 2005 (Unaudited)

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE
	LONG-TERM INVESTMENTS - 130.1%
	Collateralized Mortgage Obligations - 17.1%
	Bear Stearns Commercial Mortgage Securities Corp.,
$750	7.32%, 10/15/32	$834,368
	Chase Commercial Mortgage Securities Corp.,
256	6.56%, 5/18/30	270,353
	CS First Boston Mortgage Securities Corp.,
87	Zero Coupon, 4/25/17, P/O	75,115
87	8.985%, 4/25/17, I/O	20,750
	Federal Home Loan Mortgage Corp.,
425	4.00%, 6/15/19	385,525
20	5.50%, 8/15/21, PAC	19,667
1,069	6.00%, 10/15/20 - 5/15/23, PAC	1,094,022
81	7.00%, 3/15/23, PAC	81,447
23	8.00%, 4/15/21	22,565
290	8.00%, 12/15/06 - 7/15/21, PAC	291,203
11	9.00%, 10/15/20	11,215
	Federal National Mortgage Assn.,
536	4.50%, 5/25/33, PAC	528,687
245	6.00%, 4/1/19 - 10/25/22, PAC	250,814
410	6.50%, 4/25/22 - 12/25/23, PAC	425,610
233	6.527%, 5/25/30	244,055
416	7.00%, 9/25/20 - 3/25/23, PAC	92,305
641	7.50%, 5/25/07 - 2/25/42, PAC	674,118
339	8.00%, 12/25/21 - 5/25/24, PAC	368,023
82	8.50%, 7/25/18 - 6/25/21, PAC	87,870
	GSR Mortgage Loan Trust,
725	4.689%, 4/25/35	727,067
	Merrill Lynch Mortgage Investors Inc.,
939	4.509%, 2/25/35	930,280
	Morgan Stanley Dean Witter Commercial Mortgage,
1,000	6.39%, 7/15/33	1,080,914
807	6.66%, 2/15/33	875,175
750	7.20%, 10/15/33	830,015
	Morgan Stanley Mortgage Loan Trust,
1,542	4.5757%, 7/25/34	1,541,508
	Nomura Asset Commercial Mortgage,
1,000	6.69%, 3/15/30	1,106,486
	Salomon Brothers Mortgage Securities,
47	6.00%, 12/25/11	47,346
	Wells Fargo Morgage Backed Securities,
825	4.543%, 4/25/35	818,145
936	4.571%, 2/25/35	928,951
972	4.581%, 1/25/35	960,332
152	4.585%, 4/25/35	144,618

	Total collateralized mortgage obligations (cost $15,343,096)	15,768,549

	U.S. Government Agency Mortgage Pass-Through Obligations - 110.3%
	Federal Home Loan Mortgage Corp.,
498	5.00%, 10/1/33	488,194

PRINCIPAL AMOUNT (000)		DESCRIPTION	VALUE
7,000		6.00%, 4/15/20, TBA	7,229,685
6,030		6.00%, 5/1/11 - 10/1/31, TBA	6,200,710
378		6.50%, 12/1/14 - 6/1/22	394,444
94		7.50%, 3/1/08 - 6/1/28	100,635
6		8.25%, 12/1/05 - 5/1/08	5,831
27		8.50%, 12/1/07 - 7/1/21	28,517
13		8.75%, 12/1/08	13,894
70		9.00%, 10/1/05 - 3/1/11	72,912
30		11.50%, 3/1/16	31,982
12		13.25%, 5/1/13	12,793
3		14.00%, 6/1/11	3,432
		Federal National Mortgage Assn.,
5,000		4.50%, 5/15/35, TBA	4,734,375
3,720		5.00%, 5/15/20, TBA	3,708,375
24,083		5.00%, 4/1/18 - 3/1/34	23,852,348
9,072		5.50%, 7/1/33-11/1/34	9,099,149
674		5.78%, 11/1/11	706,671
1,091		5.885%, 11/1/11	1,159,013
12,325		6.00%, 12/1/22-11/1/34(c)	12,610,941
74		6.048%, 3/1/12(a)	79,112
82		6.18%, 7/1/08	85,594
65		6.34%, 1/1/08	67,327
73		6.43%, 1/1/08	75,725
460		6.447%, 1/1/08	478,310
8,306		6.50%, 11/1/08 - 9/1/34(c)	8,636,518
341		6.55%, 9/1/07	353,898
34		6.842%, 10/1/07	35,528
189		7.00%, 9/1/11 - 7/1/12	198,234
319		7.04%, 3/1/07	330,604
400	(d)	7.75%, 10/1/19	425
92		8.00%, 3/1/07 - 12/1/22	99,195
32		8.50%, 1/1/07	33,399
26		9.75%, 8/1/10 - 11/1/16	27,520
		Government National Mortgage Assn.,
3,786		5.00%, 3/15/33 - 9/15/34	3,742,042
3,364		6.00%, 5/15/24 - 4/1/35	3,465,451
4,058		6.50%, 5/15/23 - 10/15/34	4,246,816
3,717		7.00%, 7/15/16 - 1/15/30	3,943,351
3,580		7.50%, 3/15/07 - 10/15/29	3,854,426
1,016		8.00%, 1/15/08 - 11/15/30	1,092,471
74		8.25%, 6/20/17 - 7/20/17	80,675
62		8.50%, 4/20/17	66,869
168		9.00%, 5/20/05 - 1/15/20	182,662
117		9.50%, 4/15/06 - 1/15/21	128,142
11		13.50%, 5/15/11	12,806
24		14.00%, 6/15/11	27,901
17		16.00%, 5/15/12	19,476

		Total U.S. Government agency mortgage pass-through obligations (cost $102,197,809)	101,818,378

		United States Treasury Securities - 2.7%
		United States Treasury Bond,
1,750		8.875%, 2/15/19(c) (cost $2,508,333)	2,476,796

		Total Long-term investments (cost $120,049,238)	120,063,723

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE
	SHORT TERM INVESTMENTS - 2.3%
	Repurchase Agreements
2,100	Goldman Sachs, 2.89%, dated 3/31/05, due 4/1/05 in the amount of $2,100,169; (cost $2,100,000; collateralized by $2,100,001 Federal National Mortgage Association, 5.00%, 3/1/34; value of the collateral including accrued interest was $2,109,096)	2,100,000

Notional Amount (000)
	OUTSTANDING OPTIONS PURCHASED
	Call Options
4,500	United States Treasury Notes, expiring 4/4/05 @ $100 (cost $3,516)	0

	Total short-term investments (cost $2,103,516)	2,100,000

	Total Investments, Before Securities Sold Short – 132.4% (cost $122,152,754; (b))	122,163,723

Principal Amount (000)
	SECURITIES SOLD SHORT - (30.8)%
	Federal National Mortgage Assn.,
3,720	5.50%, 5/1/35, TBA	(3,715,350)
19,000	6.00%, 4/1/20 - 5/15/35, TBA	(19,507,815)
5,000	6.50%, 4/1/35	(5,187,500)

	Total securities sold short (proceeds received $28,468,556)	(28,410,665)

	Total Investments, Net of Securities Sold Short - 101.6% (cost $93,684,198)	93,753,058

	Other liabilities in excess of other assets(e) - (1.6%)	(1,502,034)

	Net Assets - 100%	$92,251,024

The following abbreviations are used in the portfolio descriptions.

I/O – Interest Only Security.

PAC – Planned Amortization Class.

P/O – Principal Only Security.

TBA – To be announced. Such securities are purchased on a forward commitment basis.

(a)	Variable Rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted.
(b)	The United States federal income tax basis of the Fund’s investments was $122,152,754; and net unrealized appreciation on investments for federal income tax purposes was $10,969 (gross unrealized appreciation $1,092,482; gross unrealized depreciation $1,081,513).
(c)	Entire or partial principal amount pledged as collateral for reverse repurchase agreements or financial futures contracts.
(d)	Principal amount is actual and is not rounded to (000).
(e)	Other liabilities in excess of other assets includes net unrealized appreciation (depreciation) on futures contracts and swaps of:

Open futures contracts at March 31, 2005:

Number of Contracts	Type	Expiration Date	Value at March 31, 2005	Value at Trade Date	Unrealized Appreciation (Depreciation)
	Long Positions
15	10yr T-Note	Jun. 2005	$1,638,984	$1,627,828	$11,156

	Short Position
61	5yr T-Note	Jun. 2005	6,532,719	6,502,781	(29,938)
4	2yr T-Note	Mar. 2005	827,563	826,063	(1,500)

					(31,438)

					$(20,282)

Total return swap agreements outstanding at March 31, 2005:

Counterparty	Termination Date	Notional Amount	Return Received	Return Paid	Unrealized Depreciation
Goldman Sachs Capital Markets, L.P.	5/1/2005	$3,000	Lehman Bros. CMBS Index	spread change * ((notional amount/10,000)* Mod Adj Durat)	$(1,745)

Credit default swap agreements outstanding at March 31, 2005:
Counterparty	Termination Date	Notional Amount	Fixed Rate	Underlying Bond	Unrealized Depreciation
Goldman Sachs Capital Markets, L.P. (1)	3/20/2010	$4,000	0.21%	FNMA, 7.25%, due 1/15/10	$(2,050)

(1)	Fund pays the fixed rate and receives from the counterparty, par in the event that the underlying bond defaults.

Reverse repurchase agreement outstanding at March 31, 2005:

Broker	Interest Rate	Trade Date	Maturity Date	Amount	Par
Goldman Sachs Capital Markets, L.P.	2.76%	3/14/05	4/13/05	$14,520,010	$14,500,000

U.S. Government Money Market Portfolio

Schedule of Investments

As of March 31, 2005 (Unaudited)

PRINCIPAL AMOUNT (000)	DESCRIPTION	VALUE
	Federal Farm Credit Bank - 0.7%
$500	2.62%, 10/4/05	$499,866

	Federal Home Loan Bank - 3.6%
1,000	1.625%, 4/15/05	1,000,419
400	1.66%, 5/16/05	400,000
1,233	2.92%, 6/16/05(a)	1,225,399

		2,625,818

	Federal Home Loan Mortgage Corp. - 16.6%
3,000	2.61%, 5/3/05(a)	2,993,040
3,800	2.91%, 6/7/05(a)	3,779,420
1,005	2.82%, 6/13/05(a)	999,253
1,532	2.95%, 6/21/05(a)	1,521,831
2,790	3.06%, 8/1/05(a)	2,760,937

		12,054,481

	Federal National Mortgage Association - 45.7%
5,861	2.59%, 4/15/05(a)	5,855,201
2,375	2.60%, 4/20/05(a)	2,371,741
4,000	2.615%, 5/4/05(a)	3,990,412
5,000	2.57%, 5/9/05(a)	4,986,436
200	1.61%, 5/13/05	200,000
5,860	2.70%, 5/18/05(a)	5,839,344
2,200	2.81%, 5/19/05(a)	2,191,757
500	1.75%, 5/23/05	500,000
2,394	2.80%, 5/27/05(a)	2,383,573
1,000	2.92%, 6/27/05(a)	992,943
829	2.86%, 7/13/05(a)	822,216
3,000	7.00%, 7/15/05	3,035,897

		33,169,520

	Repurchase Agreements - 33.6%
11,400	JP Morgan Chase, 2.87%, dated 3/31/05, due 4/01/05 in the amount of $11,400,909 (cost $11,400,000; collateralized by $11,577,863 Federal National Mortgage Association 5.50%, 1/01/17 – 2/01/35, value of the collateral including accrued interest was $11,628,112)	11,400,000

13,000	UBS Warburg, 2.88%, dated 3/31/05, due 4/01/05 in the amount of $13,001,040; (cost 13,000,000 collateralized by $13,034,920 Federal National Mortgage Association, 6.375%, 6/15/09; value of the collateral including accrued interest was $13,261,299)	13,000,000

		24,400,000

	Total Investments 100.2% (amortized cost $72,749,685)(b)	72,749,685
	Liabilities in excess of other assets - (0.2%)	(201,454)

	Net Assets 100%	$72,548,231

(a)	Rate quoted represents yield-to-maturity as of purchase date.
(b)	Federal income tax basis of portfolio securities is the same as for financial reporting purposes.

Notes to Schedules of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI or Manager”), in consultation with the subadvisers; to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Corporate bonds (other than convertible debt securities) and U.S. government securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer). Convertible debt securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by an Adviser in consultation with the Manager to be over-the-counter, are valued by an independent pricing agent or at the mean between the last reported bid and asked prices (or at the last bid price in the absence of an asked price) provided by more than one principal market maker (if available, otherwise by a principal market maker or a primary market dealer).

Municipal securities (including commitments to purchase such securities on a “when-issued” basis) are valued as of the close of trading on the New York Stock Exchange, on the basis of prices provided by a pricing service which uses information with respect to transactions in comparable securities and various relationships between securities in determining values.

Options on securities and indices traded on an exchange are valued on their last sales price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange or at the last bid price in the absence of an asked price.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates. Swaps are valued by “marking-to-market” the unrealized gains or losses daily.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term securities which mature in more than sixty days are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Pl.

Other information regarding Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Target Portfolio Trust

By (Signature and Title)*	/s/ WILLIAM V. HEALEY
William V. Healey
Chief Legal Officer

Date May 26, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date May 26, 2005

By (Signature and Title)*	/s/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 26, 2005

*	Print the name and title of each signing officer under his or her signature.